As filed with the Securities and Exchange Commission on March 10, 2006

                                            Securities Act File No.____________
                                     Investment Company Act File No.___________


                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                             ______________________

                                    FORM N-2
                             ______________________

            |X|  Registration Statement under the Securities Act of 1933
                       |_| Pre-Effective Amendment No.
                       |_| Post-Effective Amendment No.
                                 and/or
            |X|  Registration Statement under the Investment Company Act of 1940
                       |_| Amendment No.
                             ______________________

                    CLAYMORE/RAYMOND JAMES SB-1 EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)
                             ______________________

                           2455 Corporate West Drive
                             Lisle, Illinois 60532

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (630) 505-3700

                                Nicholas Dalmaso
                             Claymore Advisors, LLC
                           2455 Corporate West Drive
                             Lisle, Illinois 60532

                    (Name and Address of Agent for Service)
                             ______________________
                                   Copies to:

             Thomas A. Hale                               Thomas A. DeCapo
Skadden, Arps, Slate, Meagher & Flom LLP      Skadden, Arps, Slate, Meagher & Flom LLP
           333 W. Wacker Drive                           One Beacon Street
         Chicago, Illinois 60606                    Boston, Massachusetts 02108

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box):

[ ] When declared effective pursuant to section 8(c).

If appropriate, check the following box:

         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is [ ].

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------|------------------|----------------------|-------------------|-----------------|
    Title of Being  |                  |                      |                   |     Amount of   |
     Registered     |   Amount Being   |   Offering Price Per |  Aggregate        |   Registration  |
     Securities     |   Registered     |        Share         |Offering Price (1) |      Fee        |
                    |                  |                      |                   |                 |
--------------------|------------------|----------------------|-------------------|-----------------|
 Common Shares,     |  $50,000 Shares  |        $20.00        |   $1,000,000      |      $107.70    |
$0.01 par value     |                  |                      |                   |                 |
--------------------|------------------|----------------------|-------------------|-----------------|


(1) Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

[flag]
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             Subject to Completion
                  Preliminary Prospectus dated March 10, 2006

PROSPECTUS
----------

[CLAYMORE(R) LOGO]                                         [RAYMOND JAMES LOGO]
                              [       ] Shares
                    Claymore/Raymond James SB-1 Equity Fund

                                 Common Shares
                                 $[ ] per Share
                                 ______________

         Investment Objective and Policies. The Fund's investment objective is to provide capital appreciation. Under normal market conditions, the Fund will invest substantially all of its net assets in the equity securities that are rated, at the time of purchase, "Strong Buy 1" by Raymond James analysts.

         Raymond James Strong Buy 1 Rating. The Fund will seek to construct and maintain a portfolio of consisting of the equity securities rated Strong Buy 1 ("SB-1") by analysts employed by Raymond James & Associates, Inc. ("Raymond James"). There are currently four rating categories used by Raymond James analysts, with SB-1 being the highest rating. A rating of SB-1 indicates generally that a stock is expected by Raymond James to appreciate and produce a total return of at least 15% over the next six months and to outperform the S&P 500 over that period. In the case of certain higher yielding or more conservative equities, a rating of SB-1 indicates that Raymond James expects such equities to produce a total return of at least 15% over the next 12 months. Raymond James currently employs approximately [ ] analysts who cover a universe of approximately [ ] stocks of U.S. issuers and U.S. dollar-denominated equity securities of foreign issuers, in each case that are traded on U.S. securities exchanges. The number of securities rated SB-1 may be modified on any business day as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts. As of [ ], 2006, [ ] securities received a rating of SB-1 from Raymond James analysts.

         Automatic Open-End Fund Conversion. The Fund expects the common shares to be listed on the [New York Stock Exchange], subject to notice of issuance, under the symbol "[ ]." The Fund's Declaration of Trust provides that (beginning after 18 months from the date of this Prospectus) if the Fund's Shares close on the [NYSE] for 75 consecutive trading days at a price that is a [10]% or greater discount from the net asset value of the Fund's shares, the Fund will commence promptly the process necessary to convert the Fund into an open-end investment company. The Fund's Declaration of Trust provides that in such event a special meeting of shareholders of the Fund would be convened and that the Fund would automatically be converted to an open-end fund unless a majority of the outstanding voting securities of the Fund affirmatively vote to maintain the Fund's status as a closed-end fund. See "Automatic Conversion to an Open-End Investment Company." (continued on following page)

         Investing in the Fund's common shares involves certain risks that are described in the "Risks" section beginning on page [ ] of this prospectus.
                                 ______________

                                                                           Per Share         Total(1)
         Public offering price .................................            $[      ]            $
         Sales load(2)...........................................              $[   ]            $
         Estimated offering expenses(3)..........................              $[   ]            $
         Proceeds, after expenses, to the Fund(4)................            $[     ]            $
                                                                                 (notes on following page)

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         The common shares will be ready for delivery on or about [    ], 2006.
                                 ______________

                                [Raymond James]
                                 ______________

                   The date of this prospectus is [      ], 2006.

         (continued from previous page)

         Investment Strategy. While the Fund will seek to maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James, the Fund's investment strategy also aims to reduce turnover and limit the potential price impact of purchasing or selling certain securities. Upon commencement of the Fund's investment operations, the Fund will invest in each of the stocks rated SB-1 on that date, with the relative weighting of the Fund's holdings in each stock determined according to a modified equal weighting methodology, as described in this Prospectus. Although the number of securities rated SB-1 may be modified on any business day as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts, in order to seek to minimize the costs associated with high portfolio turnover, the Fund's portfolio will be reconstituted and rebalanced approximately every two weeks (twice per calendar month), as described in this Prospectus, and the Fund will hold the securities rated SB-1 on that rebalancing day according to the Fund's modified equal-weighting methodology throughout the following semi-monthly period.

         Investment Adviser and Sub-Adviser. Claymore Advisors, LLC (the "Investment Adviser") serves as the Fund's investment adviser and is responsible for the management of the Fund's portfolio of securities. The Fund's sub-adviser is Raymond James & Associates, Inc. (in such capacity, the "Sub-Adviser").

         No Prior History. Because the Fund is newly organized, its common shares have no history of public trading. Common shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their common shares in a relatively short period after the completion of the public offering. You should read this prospectus, which contains important information about the Fund that you should know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated [ ], 2006, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [ ] of this prospectus, by calling (800) 345-7999 or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov). Free copies of the Fund's reports and its Statement of Additional Information will also be available from the Fund's web site at [ ].

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)

-------------------


(1) The underwriters may also purchase up to an additional [ ] common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over allotments. If such option is exercised in full, the total Public Offering Price, Sales Load, estimated offering expenses and proceeds, after expenses,
         to the Fund will be $[   ], $[   ], $[   ] and $[   ], respectively.
         See "Underwriting."

(2) The Fund has agreed to pay the underwriters $[ ] per common share as a partial reimbursement of their expenses incurred in connection with the offering. Separately, the Investment Adviser has agreed to pay from its own assets additional compensation to [Raymond James]. In return, [Raymond James] has agreed to provide, upon request, certain aftermarket support services.

(3) [To the extent that aggregate offering expenses are less than $[ ] per common share, up to [ ]% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services it provides to the Fund. Claymore Securities, Inc. is an affiliate of the Investment Adviser. See "Underwriting."]

(4) Total expenses of the common share offering paid by the Fund (which do not include the sales load, but including the $[ ] per common share reimbursement of underwriter expenses) are estimated to be $[ ]], which represents $[ ] per common share issued. The Investment Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load, but including the partial reimbursement of underwriter expenses) that exceed $.04 per common share.

                               TABLE OF CONTENTS


                                                                            Page
Prospectus Summary......................................................
Summary of Fund Expenses................................................
The Fund ...............................................................
Use of Proceeds ........................................................
Investment Objective and Policies ......................................
Risks ..................................................................
Management of the Fund .................................................
Net Asset Value ........................................................
Distributions ..........................................................
Automatic Dividend Reinvestment Plan ...................................
Description of Capital Structure........................................
Anti-Takeover and Other Provisions in the Fund's Governing Documents ...
Closed-End Fund Structure ..............................................
Repurchase of Common Shares ............................................
Automatic Conversion to Open-End Investment Company ....................
Taxation ...............................................................
Underwriting ...........................................................
Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent .
Legal Matters ..........................................................
Additional Information .................................................
Privacy Principals of the Fund .........................................
Table of Contents of the Statement of Additional Information ...........

                                 ______________

         You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

                               PROSPECTUS SUMMARY

This is only a summary of information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the more detailed information contained in this prospectus and the Statement of Additional Information, dated [ ], 2006 (the "SAI"), especially the information set forth under the headings "Investment Objective and Policies" and "Risks."

The Fund ..............................      Claymore/Raymond James SB-1 Equity
                                             Fund (the "Fund") is a
                                             newly-organized, diversified,
                                             closed-end management investment
                                             company. The Fund's investment
                                             objective is to provide capital
                                             appreciation. Claymore Advisors,
                                             LLC (the "Investment Adviser")
                                             serves as the Fund's investment
                                             adviser and is responsible for the
                                             management of the Fund's portfolio
                                             of securities. The Fund's
                                             sub-adviser is Raymond James &
                                             Associates, Inc. (in such capacity,
                                             the "Sub-Adviser").

The Offering..........................       The Fund is offering common shares
                                             of beneficial interest, par value
                                             $.01 per share, at $[ ] per share
                                             through Raymond James &
                                             Associates, Inc. (in such
                                             capacity, the "Underwriter"). The
                                             Underwriter also acts as the
                                             Fund's Sub-Adviser. The common
                                             shares of beneficial interest are
                                             called "Common Shares" in the
                                             rest of this prospectus. You must
                                             purchase at least [ ] Common
                                             Shares ($[ ]) in order to
                                             participate in the offering. The
                                             Underwriter my offer the Common
                                             Shares for sale in the United
                                             States and, subject to applicable
                                             law, outside the United States.
                                             The Fund has given the
                                             Underwriters an option to
                                             purchase up to [ ] additional
                                             Common Shares to cover orders in
                                             excess of [ ] Common Shares. See
                                             "Underwriting." Claymore
                                             Advisors, LLC has agreed to (i)
                                             pay all of the organizational
                                             costs of the Fund and (ii) pay
                                             all of the offering costs of the
                                             Fund (other than sales load, but
                                             including a partial reimbursement
                                             of underwriter expenses) that
                                             exceed $[ ] per Common Share. [To
                                             the extent that aggregate
                                             offering expenses are less than
                                             $[ ] per Common Share, up to [ ]%
                                             of the public offering price of
                                             the securities sold in this
                                             offering, up to such expense
                                             limit, will be paid to Claymore
                                             Securities, Inc. as reimbursement
                                             for the distribution services it
                                             provides to the Fund. Claymore
                                             Securities, Inc. is an affiliate
                                             of the Investment Adviser.] See
                                             "Underwriting."

Investment Objective and
     Policies .........................      The Fund's investment objective is
                                             to provide capital appreciation.
                                             Under normal market conditions, the
                                             Fund will invest substantially all
                                             of its net assets in the equity
                                             securities that are rated, at the
                                             time of purchase, "Strong Buy 1" by
                                             Raymond James analysts.

Raymond James Strong Buy 1 Ratings.....      The Fund will seek to construct and
                                             maintain a portfolio of consisting
                                             of the equity securities rated
                                             Strong Buy 1 ("SB-1") by analysts
                                             employed by Raymond James &
                                             Associates, Inc. ("Raymond James").
                                             There are currently four rating
                                             categories used by Raymond James
                                             analysts, with SB-1 being the
                                             highest rating. A rating of SB-1
                                             indicates generally that a stock is
                                             expected by Raymond James to
                                             appreciate and produce a total
                                             return of at least 15% over the
                                             next six months and to outperform
                                             the S&P 500 over
                                             that period. In the case of certain
                                             higher yielding or more
                                             conservative equities, a rating of
                                             SB-1 indicates that Raymond James
                                             expects such equities to produce a
                                             total return of at least 15% over
                                             the next 12 months. Raymond James
                                             currently employs approximately [ ]
                                             analysts who cover a universe of
                                             approximately [ ] stocks of U.S.
                                             issuers and U.S. dollar-denominated
                                             equity securities of foreign
                                             issuers, in each case that are
                                             traded on U.S. securities
                                             exchanges. The number of securities
                                             rated SB-1 may be modified on any
                                             business day as a result of
                                             upgrades and/or downgrades of
                                             securities' ratings by Raymond
                                             James analysts. As of [ ], 2006, [
                                             ] securities received a rating of
                                             SB-1 from Raymond James analysts.

Investment Strategy ...................      While the Fund will seek to
                                             maintain a portfolio consisting
                                             of the equity securities rated
                                             SB-1 by Raymond James, the Fund's
                                             investment strategy also aims to
                                             reduce turnover and limit the
                                             potential price impact of
                                             purchasing or selling certain
                                             securities. Upon commencement of
                                             the Fund's investment operations,
                                             the Fund will invest in each of
                                             the stocks rated SB-1 on that
                                             date, with the relative weighting
                                             of the Fund's holdings in each
                                             stock determined according to a
                                             modified equal weighting
                                             methodology, as described below.
                                             Although the number of securities
                                             rated SB-1 may be modified on any
                                             business day as a result of
                                             upgrades and/or downgrades of
                                             securities' ratings by Raymond
                                             James analysts, in order to seek
                                             to minimize the costs associated
                                             with high portfolio turnover, the
                                             Fund's portfolio will be
                                             reconstituted and rebalanced
                                             approximately every two weeks
                                             (twice per calendar month), as
                                             described below, and the Fund
                                             will hold the securities rated
                                             SB-1 on that rebalancing day
                                             according to the Fund's modified
                                             equal weighting methodology
                                             throughout the following
                                             semi-monthly period.

                                             Modified Equal-Weighting
                                             Methodology. At the time of
                                             initial investment upon
                                             commencement of the Fund's
                                             investment operations and
                                             subsequently upon each monthly
                                             rebalancing and reconstitution,
                                             the Fund will invest in SB-1 rated
                                             securities according to a modified
                                             equal-weighting methodology.
                                             Generally, the Fund will seek to
                                             hold each SB-1 rated security in
                                             equal dollar-weighted percentages
                                             relative to the total value of the
                                             Fund's portfolio of SB-1 rated
                                             securities ("Equal Portfolio
                                             Weight"). However, in instances in
                                             which there is comparatively
                                             little trading volume in a SB-1
                                             rated security (and in which a
                                             comparatively large purchase order
                                             may increase the purchase price
                                             for the shares) it may be
                                             necessary to limit the Fund's
                                             investment in certain securities
                                             to an amount less that the Equal
                                             Portfolio Weight. Upon the Fund's
                                             initial investment and on each
                                             rebalancing day, the Fund will
                                             calculate for each SB-1 rated
                                             security the average product of
                                             the closing price multiplied by
                                             the trading volume for such stock
                                             for the 44 trading days prior to
                                             the rebalancing day, which average
                                             product will then be multiplied by
                                             two to provide the "Average Two
                                             Day Price-Volume Amount." The Fund
                                             will not invest in any given
                                             security in excess of the Average
                                             Two Day Price-Volume Amount (the
                                             "Liquidity Cap").

                                             Additionally, the Fund will not
                                             acquire more than 4.9% of the
                                             outstanding securities of a given
                                             issuer (the "Percentage Cap").
                                             Therefore, the Fund's investment in
                                             any security is limited to the
                                             lesser of (i) its Equal Portfolio
                                             Weight, (ii) the Liquidity Cap or
                                             (iii) the Percentage Cap. To the
                                             extent that the Fund's investment
                                             in a security is limited as a
                                             result of the Liquidity Cap or
                                             Percentage Cap, the difference
                                             between the equal weight position
                                             and the capped position will be
                                             reallocated equally among all other
                                             securities in the Fund's portfolio.

                                             Portfolio Rebalancing and
                                             Reconstitution. The number of
                                             securities rated SB-1 may be
                                             modified on any business day as a
                                             result of upgrades and/or
                                             downgrades of securities' ratings
                                             by Raymond James analysts. While
                                             the Fund will seek to maintain a
                                             portfolio consisting of the
                                             equity securities rated SB-1 by
                                             Raymond James, the Fund's
                                             investment strategy also aims to
                                             reduce turnover and limit the
                                             potential price impact of
                                             purchasing or selling certain
                                             securities. In order to seek to
                                             minimize the costs associated
                                             with high portfolio turnover, the
                                             Fund's portfolio will be
                                             reconstituted and rebalanced
                                             approximately every two weeks, or
                                             twice per calendar month (each, a
                                             "rebalancing day") based on a
                                             list of those equity securities
                                             rated SB-1 immediately before the
                                             start of trading on the NYSE on a
                                             rebalancing day. Each
                                             semi-monthly rebalancing day, the
                                             Fund will identify those stocks
                                             that were downgraded during the
                                             previous two weeks and are no
                                             longer rated SB-1 on the
                                             rebalancing day. Such stocks will
                                             be sold from the Fund's portfolio
                                             and the sale proceeds will be
                                             used to purchase the stocks that
                                             were upgraded during the previous
                                             two weeks and are rated SB-1 on
                                             the rebalancing day. Following
                                             completion of a semi-monthly
                                             rebalancing, the Fund will hold
                                             all securities rated Strong Buy 1
                                             by Raymond James on the
                                             applicable rebalancing day
                                             according to the Fund's modified
                                             equal weighting methodology
                                             throughout the following two week
                                             period.

                                             The Adviser intends to initiate
                                             most trades on the rebalancing
                                             day; however, the Adviser may in
                                             some instances execute trades in
                                             connection with the rebalancing
                                             and reconstitution of the Fund's
                                             portfolio during a period
                                             commencing five business days
                                             prior to a rebalancing day and
                                             concluding five business days
                                             following a rebalancing day (a
                                             "rebalancing period") in order to
                                             minimize the potential price
                                             impact of purchasing or selling
                                             certain securities. While the
                                             Adviser may begin executing
                                             trades in anticipation of a
                                             rebalancing up to five days prior
                                             to the rebalancing date, the
                                             Adviser will not know the make-up
                                             of those securities rated Strong
                                             Buy 1 applicable to that
                                             portfolio rebalancing until the
                                             rebalancing date. The Adviser
                                             will act on the basis of publicly
                                             available information regarding
                                             upgrades and/or downgrades of
                                             securities ratings by Raymond
                                             James analysts over the course of
                                             the previous semi-monthly period;
                                             nonetheless, trades may still
                                             result in securities that are not
                                             rated SB-1 as of such rebalancing
                                             date, which could increase
                                             portfolio costs borne by Common
                                             Shareholders.

                                             For purposes of the Fund's
                                             investment policies, in the event
                                             a security is downgraded by
                                             Raymond James and is no longer
                                             rated SB-1 subsequent to the
                                             purchase of such security by the
                                             Fund, such security will be
                                             considered by the Fund to be
                                             rated SB-1 until the next
                                             semi-monthly rebalancing and
                                             reconstitution date following
                                             such downgrade. For as long as
                                             the word "SB-1" is in the name of
                                             the Fund, the Fund will invest at
                                             least 80% of its net assets, plus
                                             the amount of any borrowings for
                                             investment purposes, in equity
                                             securities rated SB-1 as
                                             described in this Prospectus.

                                             The Fund's investment objective is
                                             considered fundamental and may not
                                             be changed without the approval of
                                             the holders of the Common Shares
                                             (the "Common Shareholders").
                                             Unless otherwise stated in this
                                             prospectus or the SAI, the
                                             remainder of the Fund's investment
                                             policies, including its investment
                                             strategy, are considered
                                             non-fundamental and may be changed
                                             by the Board of Trustees of the
                                             Fund (the "Board of Trustees")
                                             without Common Shareholder
                                             approval. The Fund will provide
                                             investors with at least 60 days'
                                             prior notice of any change in the
                                             Fund's investment strategy. The
                                             Fund cannot assure you that it
                                             will achieve its investment
                                             objective. See "The Fund's
                                             Investments" and "Risks" in this
                                             prospectus and "Investment
                                             Policies and Techniques" in the
                                             SAI.

Portfolio Contents ....................      Under normal market conditions, the
                                             Fund's portfolio may include:

                                             Common Stocks. Common stocks
                                             represent the residual ownership
                                             interest in the issuer and holders
                                             of common stock are entitled to
                                             the income and increase in the
                                             value of the assets and business
                                             of the issuer after all of its
                                             debt obligations and obligations
                                             to preferred stockholders are
                                             satisfied. Common stocks generally
                                             have voting rights. Common stocks
                                             fluctuate in price in response to
                                             many factors, including historical
                                             and prospective earnings of the
                                             issuer, the value of its assets,
                                             general economic conditions,
                                             interest rates, investor
                                             perceptions and market liquidity.
                                             The Fund may invest in companies
                                             of any market capitalization.

                                             Non-U.S. Securities. The Fund may
                                             invest in U.S. dollar-denominated
                                             securities of non-U.S. issuers.
                                             Such investments in securities of
                                             foreign issuers may include
                                             investments in American Depositary
                                             Receipts ("ADRs"). ADRs are
                                             receipts issued by U.S. banks or
                                             trust companies in respect of
                                             securities of foreign issuers held
                                             on deposit for use in the U.S.
                                             securities markets. Although ADRs
                                             are alternatives to directly
                                             purchasing the underlying foreign
                                             securities in their national
                                             markets and currencies, they
                                             continue to be subject to many of
                                             the risks associated with
                                             investing directly in foreign
                                             securities. While there is no
                                             limit to the percentage of the
                                             Fund's assets that may be invested
                                             in securities of non-U.S. issuers,
                                             the Fund will do so only to the
                                             extent that such issuers are
                                             included in the securities rated
                                             SB-1 by Raymond James. As of [ ],
                                             2006, securities of non-U.S.
                                             issuers comprised approximately [
                                             ]% of the
                                             securities rated SB-1.

                                             REITs. The Fund may invest in real
                                             estate investment trusts
                                             ("REITs"). REITs are a particular
                                             type of real estate company that
                                             pools investors' funds for
                                             investment primarily in
                                             income-producing real estate or in
                                             real estate related loans (such as
                                             mortgages) or other interests.
                                             REITs normally derives their
                                             income from rents or from interest
                                             payments, and may realize capital
                                             gains by selling properties that
                                             have appreciated in value. While
                                             there is no limit to the
                                             percentage of the Fund's assets
                                             that may be invested in REIT
                                             securities, the Fund will do so
                                             only to the extent that such
                                             securities are included in the
                                             securities rated SB-1 by Raymond
                                             James. As of [ ], 2006, REIT
                                             securities comprised approximately
                                             [ ]% of the securities rated SB-1.

                                             MLPs. MLPs are limited
                                             partnerships, or LLCs taxed as
                                             partnerships, whose interests
                                             (limited partnership units or LLC
                                             units) are traded on securities
                                             exchanges like shares of
                                             corporate stock. An MLP consists
                                             of a general partner and limited
                                             partners. The general partner
                                             manages the partnership, has an
                                             ownership stake in the
                                             partnership and is eligible to
                                             receive an incentive
                                             distribution. The limited
                                             partners provide capital to the
                                             partnership, have a limited (if
                                             any) role in the operation and
                                             management of the partnership and
                                             receive cash distributions.
                                             Currently, most MLPs operate in
                                             the energy, natural resources or
                                             real estate sectors. The Fund
                                             will invest in MLPs only to the
                                             extent that such securities are
                                             rated SB-1 by Raymond James
                                             analysts, and in no event will
                                             invest more than 25% of the
                                             Fund's assets in MLP interests.
                                             As of [ ], 2006, MLP interests
                                             comprised approximately [ ]% of
                                             the securities rated SB-1.

                                             Other Investment Companies. The
                                             Fund may invest up to 10% of the
                                             Fund's total assets in securities
                                             of other open- or closed-end
                                             investment companies, including
                                             exchange-traded funds ("ETFs"),
                                             that invest primarily in
                                             securities of the types in which
                                             the Fund may invest directly. The
                                             Fund expects that these
                                             investments will be primarily in
                                             ETFs. The Investment Adviser
                                             generally expects that it may
                                             invest in other investment
                                             companies either during periods
                                             when it has large amounts of
                                             uninvested cash, such as the
                                             period shortly after the Fund
                                             receives the proceeds from this
                                             offering of Common Shares or
                                             during periods when there is a
                                             shortage of certain securities
                                             available in the market.

Other Investment Practices ............      Temporary Defensive Investments.
                                             When a temporary defensive posture
                                             is believed by the Adviser to be
                                             warranted ("temporary defensive
                                             periods"), the Fund may, without
                                             limitation hold cash or invest its
                                             assets in money market instruments
                                             and repurchase agreements in
                                             respect of those instruments.
                                             During temporary defensive periods,
                                             the Fund may also invest, to the
                                             extent permitted by applicable law,
                                             in shares of money market mutual
                                             funds. The Fund may not achieve its
                                             investment objective during
                                             temporary defensive periods.

                                             Strategic Transactions. The Fund
                                             may, but is not required to, use
                                             various strategic transactions in
                                             futures, options and other
                                             derivatives contracts for purposes
                                             such as seeking to earn income,
                                             facilitating portfolio management
                                             and mitigating risks. Such
                                             strategic transactions are
                                             generally accepted under modern
                                             portfolio management and are
                                             regularly used by many mutual
                                             funds and other institutional
                                             investors.

Management of the Fund ................      Claymore Advisors, LLC, a
                                             wholly-owned subsidiary of Claymore
                                             Group, Inc., acts as the Fund's
                                             investment adviser pursuant to an
                                             advisory agreement with the Fund
                                             (the "Advisory Agreement").
                                             Pursuant to the Advisory Agreement,
                                             the Investment Adviser
                                             manages the investment and
                                             reinvestment of the Fund's assets
                                             and administers the affairs of the
                                             Fund to the extent requested by the
                                             Trustees. As compensation for its
                                             services, the Fund pays Claymore
                                             Advisors, LLC a fee, payable
                                             monthly, in an annual amount equal
                                             to [ ]% of the Fund's average daily
                                             Managed Assets (as defined herein).

                                             Raymond James & Associates, Inc.
                                             serves as the Fund's sub-adviser,
                                             pursuant to a sub-advisory
                                             agreement with the Fund and the
                                             Investment Adviser. As
                                             compensation for its services, the
                                             Investment Adviser pays the
                                             Sub-Adviser a fee, payable
                                             monthly, in a maximum annual
                                             amount equal to [ ]% of the Fund's
                                             daily Managed Assets.

Annual Distributions ..................      The Fund intends to pay
                                             substantially all of its net
                                             investment income to Common
                                             Shareholders through annual
                                             distributions. In addition, the
                                             Fund intends to distribute any net
                                             long-term capital gains to Common
                                             Shareholders as long-term capital
                                             gain dividends at least annually.
                                             To the extent that the Fund
                                             realizes net investment income,
                                             including short-term capital gains,
                                             on a more frequent basis, the Fund
                                             may make more frequent
                                             distributions to its Common
                                             Shareholders. See "Distributions."

                                             If you will be holding the Common
                                             Shares in your own name or if you
                                             hold your Common Shares with a
                                             brokerage firm that participates
                                             in the Fund's Dividend
                                             Reinvestment Plan (the "Plan"),
                                             unless you elect to receive cash,
                                             all dividends and distributions
                                             that are declared by the Fund will
                                             be automatically reinvested in
                                             additional Common Shares of the
                                             Fund pursuant to the Plan. If you
                                             hold your Common Shares with a
                                             brokerage firm that does not
                                             participate in the Plan, you will
                                             not be able to participate in the
                                             Plan and any dividend reinvestment
                                             may be effected on different terms
                                             than those described above.
                                             Consult your financial advisor for
                                             more information. See "Automatic
                                             Dividend Reinvestment Plan."

Listing and Symbol ....................      The Common Shares of the Fund are
                                             expected to be listed on the [New
                                             York] Stock Exchange. The trading
                                             or "ticker" symbol of the Common
                                             Shares is expected to be "[ ]."

Automatic Open-End Fund Conversion.....      The Fund's Declaration of Trust
                                             provides that (beginning after 18
                                             months from the date of this
                                             Prospectus) if the Fund's Shares
                                             close on the [NYSE] for 75
                                             consecutive trading days at a
                                             price that is a [10]% or greater
                                             discount from the net asset value
                                             of the Fund's shares the Fund
                                             will commence promptly the
                                             process necessary to convert the
                                             Fund into an open-end investment
                                             company. The Fund's Declaration
                                             of Trust provides that in such
                                             event a special meeting of
                                             shareholders of the Fund would be
                                             convened and that the Fund would
                                             automatically be converted to an
                                             open-end fund unless a majority
                                             of the outstanding voting
                                             securities of the Fund
                                             affirmatively vote to maintain
                                             the Fund's status as a closed-end
                                             fund. If the Fund continues as a
                                             closed-end fund following such
                                             shareholder vote and, during any
                                             12 month period following such
                                             vote the Funds Shares close on
                                             the [NYSE] for 75 consecutive
                                             trading days at a price that is a
                                             [10]% or greater discount from
                                             the net asset value of the Fund's
                                             Shares, the Fund would
                                             automatically be converted to an
                                             open-end fund unless, at the next
                                             annual meeting of the Fund's
                                             Shareholders following any such
                                             75-day period, a majority of the
                                             outstanding voting securities of
                                             the Fund affirmatively vote to
                                             maintain the Fund's status as a
                                             closed-end fund. See "Automatic
                                             Conversion to an Open-End
                                             Investment Company."

Special Risk Considerations ...........      Operating History. The Fund is a
                                             newly-organized, diversified,
                                             closed-end management investment
                                             company with no operating history.

                                             Investment and Market Risk. An
                                             investment in the Fund is subject
                                             to investment risk, including the
                                             possible loss of the entire
                                             principal amount that you invest.
                                             An investment in the Common Shares
                                             of the Fund represents an indirect
                                             investment in the securities owned
                                             by the Fund. The value of those
                                             securities may fluctuate,
                                             sometimes rapidly and
                                             unpredictably. The value of the
                                             securities owned by the Fund will
                                             affect the value of the Common
                                             Shares. At any point in time, your
                                             Common Shares may be worth less
                                             than your original investment,
                                             including the reinvestment of Fund
                                             dividends and distributions.

                                             Equity Risk. As the Fund invests
                                             primarily in common stocks, a
                                             principal risk of the Fund is
                                             equity risk. Equity risk is the
                                             risk that the value of the
                                             securities held by the Fund will
                                             fall due to general market and
                                             economic conditions, perceptions
                                             regarding the industries in which
                                             the issuers of securities held by
                                             the Fund participate or factors
                                             relating to specific companies in
                                             which the Fund invests. For
                                             example, an adverse event, such as
                                             an unfavorable earnings report,
                                             may depress the value of equity
                                             securities of an issuer held by
                                             the Fund; the price of common
                                             stock of an issuer may be
                                             particularly sensitive to general
                                             movements in the stock market; or
                                             a drop in the stock market may
                                             depress the price of most or all
                                             of the common stocks and other
                                             equity securities held by the
                                             Fund. In addition, common stock of
                                             an issuer in the Fund's portfolio
                                             may decline in price if the issuer
                                             fails to make anticipated dividend
                                             payments because, among other
                                             reasons, the issuer of the
                                             security experiences a decline in
                                             its financial condition. Common
                                             stocks in which the Fund will
                                             invest are structurally
                                             subordinated to preferred stocks,
                                             bonds and other debt instruments
                                             in a company's capital structure,
                                             in terms of priority to corporate
                                             income, and therefore will be
                                             subject to greater dividend risk
                                             than preferred stocks or debt
                                             instruments of such issuers. In
                                             addition, while broad market
                                             measures of common stocks have
                                             historically generated higher
                                             average returns than fixed income
                                             securities, common stocks have
                                             also experienced significantly
                                             more volatility in those returns.

                                             Small-Capitalization Risk. The
                                             Fund may invest in securities of
                                             issuers that have comparatively
                                             smaller capitalizations relative
                                             to issuers whose securities are
                                             included in major benchmark
                                             indices, which present unique
                                             investment risks. These companies
                                             often have limited product lines,
                                             markets, distribution channels or
                                             financial resources; and the
                                             management of such companies may
                                             be dependent upon one or a few key
                                             people. The market movements of
                                             equity securities issued by
                                             issuers with smaller
                                             capitalizations may be more abrupt
                                             or erratic than the market
                                             movements of equity securities of
                                             larger, more established companies
                                             or the stock market in general.
                                             Historically,
                                             smaller-capitalization companies
                                             have sometimes gone
                                             through extended periods when they
                                             did not perform as well as larger
                                             companies. In addition, equity
                                             securities of smaller
                                             capitalization companies generally
                                             are less liquid than those of
                                             larger companies. This means that
                                             the Fund could have greater
                                             difficulty selling such securities
                                             at the time and price that the Fund
                                             would like.

                                             Industry and Sector Risk. The Fund
                                             may invest a substantial portion
                                             of its assets in the securities of
                                             issuers in any single industry or
                                             sector of the economy if the
                                             issuers of securities rated SB-1
                                             on a rebalancing day result in
                                             such a focus. If the Fund focuses
                                             in an industry or sector, it may
                                             be subject to more risks than if
                                             it were broadly diversified over
                                             numerous industries and sectors of
                                             the economy.

                                             [[For example, based upon the
                                             composition of the securities
                                             rated SB-1 as of [ ], 2006, more
                                             than 25% of the Fund's assets
                                             would be invested in the [ ]
                                             industry. However, changes in the
                                             composition of securities rated
                                             SB-1 going forward would be
                                             reflected by changes in the Fund's
                                             portfolio, and the Fund's
                                             portfolio would not necessarily be
                                             so weighted in the [ ] industry,
                                             but could be weighted in other
                                             industries.]

                                             or

                                             [Based upon the composition of the
                                             securities rated SB-1 as of [ ],
                                             2006, the Fund's assets would not
                                             have been focused in any single
                                             industry or sector. However,
                                             changes in the composition of the
                                             securities rated SB-1 going
                                             forward would be reflected by
                                             changes in the Fund's portfolio,
                                             and the Fund's portfolio would not
                                             necessarily be so weighted in the
                                             future.]]

                                             Non-U.S. Securities Risk.
                                             Investments in securities of
                                             non-U.S. issuers involve special
                                             risks not presented by investments
                                             in securities of U.S. issuers,
                                             including: (i) there may be less
                                             publicly available information
                                             about non-U.S. issuers or markets
                                             due to less rigorous disclosure or
                                             accounting standards or regulatory
                                             practices; (ii) many non-U.S.
                                             markets are smaller, less liquid
                                             and more volatile than the U.S.
                                             market; (iii) potential adverse
                                             effects of fluctuations in
                                             currency exchange rates or
                                             controls on the value of the
                                             Fund's investments; (iv) the
                                             economies of non-U.S. countries
                                             may grow at slower rates than
                                             expected or may experience a
                                             downturn or recession; (v) the
                                             impact of economic, political,
                                             social or diplomatic events; (vi)
                                             certain non-U.S. countries may
                                             impose restrictions on the ability
                                             of non-U.S. issuers to make
                                             payments of principal and interest
                                             to investors located in the U.S.,
                                             due to blockage of foreign
                                             currency exchanges or otherwise;
                                             and (vii) withholding and other
                                             non-U.S. taxes may decrease the
                                             Fund's return.

                                             REIT Risk. Investing in REITs
                                             makes the Fund more susceptible to
                                             risks associated with the
                                             ownership of real estate and with
                                             the real estate industry in
                                             general. These risks can include
                                             fluctuations in the value of
                                             underlying properties; defaults by
                                             borrowers or tenants;

                                             market saturation; changes in
                                             general and local economic
                                             conditions; decreases in market
                                             rates for rents' increases in
                                             competition, property taxes,
                                             capital expenditures, or operating
                                             expenses; and other economic,
                                             political or regulatory occurrences
                                             affecting the real estate industry.
                                             In addition, REITs depend upon
                                             specialized management skills, may
                                             have limited financial resources,
                                             may have less trading volume, and
                                             may be subject to more abrupt or
                                             erratic price movements than the
                                             overall securities markets.
                                             Investments in REITs may involve
                                             duplication of management fees and
                                             certain other expenses. REITs must
                                             comply with certain requirements of
                                             the federal income tax law to
                                             maintain their federal income tax
                                             status.

                                             MLP Risk. An investment in MLP
                                             units involves risk that differ
                                             from a similar investment in
                                             equity securities, such as common
                                             stock, of a corporation. Holders
                                             of MLP units have rights typically
                                             afforded to limited partners in a
                                             limited partnership. As compared
                                             to common shareholders of a
                                             corporation, holders of MLP units
                                             have more limited control and
                                             limited rights to vote on matters
                                             affecting the partnership. There
                                             are certain tax risks associated
                                             with an investment in MLP units.
                                             Additionally, conflicts of
                                             interest may exist between common
                                             unit holders and the general
                                             partner of an MLP; for example a
                                             conflict may arise as a result of
                                             incentive distribution payments.
                                             The Fund will not invest more than
                                             25% of its assets in MLPs.

                                             Other Investment Company Risk. As
                                             a stockholder in an investment
                                             company, the Fund will bear its
                                             ratable share of that investment
                                             company's expenses, and would
                                             remain subject to payment of the
                                             Fund's investment management fees
                                             with respect to the assets so
                                             invested. Common Shareholders
                                             would therefore be subject to
                                             duplicative expenses to the
                                             extent the Fund invests in other
                                             investment companies. In
                                             addition, these other investment
                                             companies may utilized financial
                                             leverage and would therefore be
                                             subject to additional risks. The
                                             Fund will not invest more than
                                             10% of its total assets in
                                             securities of other investment
                                             companies.

                                             Risks Relating to Raymond James
                                             Equity Securities Ratings. The
                                             Fund will seek to construct and
                                             maintain a portfolio consisting
                                             of the equity securities rated
                                             SB-1 by Raymond James analysts.
                                             Changes in the ratings
                                             methodologies or in the scope of
                                             equity research by Raymond James
                                             may have an adverse effect on the
                                             ability of the Fund to pursue its
                                             investment strategy.

                                                  o   There are currently four
                                                      rating categories used by
                                                      Raymond James analysts,
                                                      with SB-1 being the
                                                      highest rating. There is
                                                      no assurance that Raymond
                                                      James will continue to
                                                      use a rating system
                                                      substantially similar to
                                                      that currently used by
                                                      it, or that its highest
                                                      rating of equity
                                                      securities will continue
                                                      to be referenced as
                                                      "Strong Buy 1."

                                                  o   There are no assurances
                                                      that Raymond James will
                                                      continue to provide
                                                      equity research to the
                                                      degree currently
                                                      provided by it, or that
                                                      it will continue to
                                                      provide research
                                                      services at all. Raymond
                                                      James may decrease (i)
                                                      the number of equity
                                                      analysts that it
                                                      employs; (ii) the number
                                                      of industries, or (iii)
                                                      the number of issuers
                                                      within an industry, that
                                                      such analysts cover. The
                                                      allocation of resources
                                                      by Raymond James to its
                                                      equity research analysis
                                                      efforts will be effected
                                                      by strategic factors
                                                      other than the
                                                      investment returns on a
                                                      portfolio of SB-1 rated
                                                      securities. In the event
                                                      of a sale or merger of
                                                      Raymond James with
                                                      another company, there
                                                      are no assurances that
                                                      the new company would
                                                      continue to provide
                                                      equity research analysis.

                                                  o   Raymond James may have
                                                      published, and in the
                                                      future may publish,
                                                      research reports on one or
                                                      more of the issuers of
                                                      equity securities rated
                                                      SB-1. This research is
                                                      modified from time to time
                                                      without notice and may
                                                      express opinions or
                                                      provide recommendations
                                                      that are inconsistent with
                                                      purchasing or holding such
                                                      equity securities,
                                                      notwithstanding the
                                                      maintenance by Raymond
                                                      James of an SB-1 rating on
                                                      such securities. In the
                                                      event such research
                                                      reports lower the rating
                                                      of equity securities held
                                                      by the Fund below SB-1,
                                                      the Fund will dispose of
                                                      such securities in
                                                      connection with the next
                                                      rebalancing and
                                                      reconstitution.

                                                  o   Activities by Raymond
                                                      James in other area of its
                                                      business, such as
                                                      underwriting and mergers
                                                      advisory engagements, may
                                                      prevent the equity
                                                      analysts from publishing
                                                      research on the companies
                                                      that are the subject of
                                                      such engagements. In
                                                      addition, management of
                                                      compliance personnel of
                                                      Raymond James may
                                                      determine to suspend or
                                                      restrict research coverage
                                                      on certain companies from
                                                      time to time or at any
                                                      time. During such periods
                                                      in which Raymond James is
                                                      restricted from publishing
                                                      research or ratings on
                                                      such companies, the Fund
                                                      will not be receiving
                                                      current research reports
                                                      on such companies or be
                                                      making corresponding
                                                      adjustments to its
                                                      portfolio.

                                                  o   Federal and state
                                                      securities laws and rules
                                                      and regulations of the SEC
                                                      and of other regulatory
                                                      agencies may prevent an
                                                      analyst from timely
                                                      communicating to investors
                                                      a change in sentiment
                                                      regarding a covered
                                                      security.

                                             Investment Strategy Risk. The
                                             Fund will seek to construct and
                                             maintain a portfolio of
                                             consisting of the equity
                                             securities rated SB-1 by analysts
                                             employed by Raymond James. The
                                             number of securities rated SB-1
                                             may be modified on any business
                                             day as a result of upgrades
                                             and/or downgrades of securities'
                                             ratings by Raymond James
                                             analysts. The performance of the
                                             Fund will differ from the
                                             performance of a hypothetical
                                             portfolio of all SB-1 rated
                                             securities for various reasons,
                                             including: (i) the fact that the
                                             Fund intends to rebalance and
                                             reconstitute its portfolio on a
                                             semi-monthly basis, as compared
                                             to the ratings of SB-1
                                             securities, which is continuously
                                             reconstituted as a result of
                                             upgrades and/or downgrades of
                                             securities' ratings by Raymond
                                             James analysts; (ii) the fact
                                             that the Fund may execute trades
                                             to effect the rebalancing and
                                             reconstitution of the Fund's
                                             portfolio over the course of the
                                             rebalancing period; (iii) the
                                             fact that the Fund employs a
                                             modified equal weighting
                                             methodology, which could limit
                                             the Fund's exposure to certain
                                             small capitalization issuers
                                             relative to the securities rated
                                             SB-1; and (iv) the fact that the
                                             Fund has an initial sales charge
                                             and ongoing operating expenses
                                             and
transaction costs.

                                             Other Business Activities of
                                             Raymond James. Raymond James and
                                             its affiliates may engage in
                                             investment banking and trading
                                             activities that potentially
                                             conflict with the activities of the
                                             Fund. Any of the foregoing
                                             activities by Raymond James may
                                             affect the value of the Fund's
                                             Common Shares.

                                                  o   Raymond James may engage
                                                      in trading activities
                                                      related to equity
                                                      securities that are rated
                                                      SB-1 that are not for the
                                                      Fund's account or on the
                                                      Fund's behalf. These
                                                      trading activities may
                                                      present a conflict of
                                                      interest between the
                                                      Fund's interests and the
                                                      interests that Raymond
                                                      James and its affiliates
                                                      may have in their
                                                      proprietary accounts, in
                                                      facilitating transactions,
                                                      including block trades,
                                                      for their other customers,
                                                      and in accounts under
                                                      their management. These
                                                      trading activities, if
                                                      they influence the value
                                                      of the equity securities
                                                      rated SB-1, could be
                                                      adverse to the Fund's
                                                      interests in that it may
                                                      result in the Fund paying
                                                      a higher acquisition price
                                                      or realizing a lower sale
                                                      price in connection with
                                                      its portfolio transactions
                                                      in such securities.

                                                  o   Raymond James, now or in
                                                      the future, may engage in
                                                      business with the issuers
                                                      of equity securities rated
                                                      SB-1, including making
                                                      loans to, equity
                                                      investments in, or
                                                      providing investment
                                                      banking, asset management,
                                                      or other services to those
                                                      companies, their
                                                      affiliates, and their
                                                      competitors. In connection
                                                      with these activities,
                                                      Raymond James may receive
                                                      information about those
                                                      companies that will not be
                                                      divulged to the Fund or
                                                      other third parties.

                                             Market Discount Risk. Whether
                                             investors will realize gains or
                                             losses upon the sale of Common
                                             Shares of the Fund will depend
                                             upon the market price of the
                                             Common Shares at the time of sale,
                                             which may be less or more than the
                                             Fund's net asset value per share.
                                             Since the market price of the
                                             Common Shares will be affected by
                                             such factors as the relative
                                             demand for and supply of the
                                             shares in the market, general
                                             market and economic conditions and
                                             other factors beyond the control
                                             of the Fund, the Fund cannot
                                             predict whether the Common Shares
                                             will trade at, below or above net
                                             asset value or at, below or above
                                             the public offering price. Shares
                                             of closed-end funds often trade at
                                             a discount to their net asset
                                             values, and the Fund's Common
                                             Shares may trade at such a
                                             discount. This risk may be greater
                                             for investors expecting to sell
                                             their Common Shares of the Fund
                                             soon after completion of the
                                             public offering. The Common Shares
                                             of the Fund were designed
                                             primarily for long-term investors,
                                             and investors in the Common Shares
                                             should not view the Fund as a
                                             vehicle for trading purposes.

                                             Automatic Open-End Conversion. The
                                             Fund's Declaration of Trust
                                             provides that (beginning after 18
                                             months from the date of this

                                             Prospectus) if the Fund's Shares
                                             close on the [NYSE] for 75
                                             consecutive trading days at a
                                             price greater than a [10]% from
                                             the net asset value of the Fund,
                                             the Fund will commence the
                                             process necessary to convert the
                                             Fund into an open-end investment
                                             company. Although the Fund's
                                             Declaration of Trust provides for
                                             the Fund to convene a special
                                             shareholder meeting at which the
                                             Fund's shareholders can
                                             affirmatively vote to maintain
                                             the Fund's status as a closed-end
                                             fund, there is no assurance that
                                             such vote would be obtained. In
                                             such event, the Fund would
                                             convert automatically to an
                                             open-end fund. After conversion,
                                             the Fund's shares would no longer
                                             be listed on the NYSE, and the
                                             shares may be purchased from and
                                             redeemed by the Fund at net asset
                                             value. The Fund could be required
                                             to commence a continuous offering
                                             of its shares upon the conversion
                                             to an open-end fund.

                                             Portfolio Turnover Risk. The
                                             Fund's annual portfolio turnover
                                             rate may vary greatly from year
                                             to year. The Fund will
                                             reconstitute and rebalance its
                                             portfolio on a semi-monthly basis
                                             in order to minimize portfolio
                                             turnover relative to the
                                             securities rated SB-1;
                                             nonetheless, the Fund's portfolio
                                             turnover rate will depend on the
                                             portfolio turnover rate of the
                                             SB-1 rated securities. Portfolio
                                             turnover rate is not considered a
                                             limiting factor in the execution
                                             of investment decisions for the
                                             Fund. A higher portfolio turnover
                                             rate results in correspondingly
                                             greater brokerage commissions and
                                             other transactional expenses that
                                             are borne by the Fund. High
                                             portfolio turnover may result in
                                             an increased realization of net
                                             short-term capital gains by the
                                             Fund which, when distributed to
                                             Common Shareholders, will be
                                             taxable as ordinary income. See
                                             "Taxation."

                                             Strategic Transactions Risk.
                                             Participation in options, futures
                                             and other Strategic Transactions
                                             involves investment risks and
                                             transaction costs to which the
                                             Fund would not be subject absent
                                             the use of such strategies. If the
                                             Investment Adviser's prediction of
                                             movements in the direction of the
                                             securities and interest rate
                                             markets is inaccurate, the
                                             consequences to the Fund may leave
                                             the Fund in worse position than if
                                             it had not used such strategies.

                                             Current Developments Risks. As a
                                             result of the terrorist attacks on
                                             the World Trade Center and the
                                             Pentagon on September 11, 2001,
                                             some of the U.S. securities
                                             markets were closed for a four-day
                                             period. These terrorist attacks,
                                             the war in Iraq and its aftermath
                                             and other geopolitical events have
                                             led to, and may in the future lead
                                             to, increased short-term market
                                             volatility and may have long-term
                                             effects on U.S. and world
                                             economies and markets. Similar
                                             events in the future or other
                                             disruptions of financial markets
                                             could affect interest rates,
                                             securities exchanges, credit risk,
                                             inflation and other factors
                                             relating to the Common Shares.

Non-U.S. Investors                           A non-U.S. investor in Common
                                             Shares would generally be exempt
                                             from U.S. federal income tax,
                                             including withholding tax, on
                                             gains realized on the sale of
                                             Common Shares, capital gains
                                             dividends and amounts retained by
                                             the Fund that are designated as
                                             undistributed capital gains.
                                             Dividends paid to non-U.S.
                                             investors in Common Shares from
                                             income that is not effectively
                                             connected with a U.S. trade or
                                             business carried on by such
                                             non-U.S. investor will generally
                                             be subject to U.S. withholding
                                             tax at the rate of 30% (or lower
                                             treaty rate) on the gross amount
                                             of the dividend. Generally,
                                             interest-related dividends and
                                             short-term capital gains
                                             dividends received from a
                                             regulated investment company
                                             (such as the Fund) are exempt
                                             from the 30% withholding tax.
                                             Non-U.S. investors are advised to
                                             consult their own tax advisors
                                             with respect to the tax
                                             consequences to them on an
                                             investment in the Fund. See
                                             "Taxation--Taxation of Non-U.S.
                                             Common Shareholders."

Anti-Takeover Provisions
     in the Fund's Governing Documents ...
                                             The Fund's Agreement and
                                             Declaration of Trust and Bylaws
                                             (the

                                             "Governing Documents") include
                                             provisions that could limit the
                                             ability of other entities or
                                             persons to acquire control of the
                                             Fund or convert the Fund to an
                                             open-end fund. These provisions
                                             could have the effect of depriving
                                             the Common Shareholders of
                                             opportunities to sell their Common
                                             Shares at a premium over the
                                             then-current market price of the
                                             Common Shares. See "Anti-Takeover
                                             and Other Provisions in the Fund's
                                             Governing Documents" and
                                             "Risks--Anti-Takeover Provisions."

Administrator, Custodian, Transfer Agent
     and Dividend Disbursing Agent ....
                                             The Bank of New York serves as the
                                             custodian of the Fund's assets
                                             pursuant to a custody agreement.
                                             Under the custody agreement, the
                                             custodian holds the Fund's assets
                                             in compliance with the Investment
                                             Company Act of 1940, as amended.
                                             For its services, the custodian
                                             will receive a monthly fee based
                                             upon, among other things, the
                                             average value of the total assets
                                             of the Fund, plus certain charges
                                             for securities transactions. The
                                             Bank of New York also serves as
                                             the Fund's dividend disbursing
                                             agent, agent under the Fund's
                                             Automatic Dividend Reinvestment
                                             Plan (the "Plan Agent"), transfer
                                             agent and registrar with respect
                                             to the Common Shares of the Fund.

                                             Claymore Advisors, LLC serves as
                                             the Fund's administrator. Pursuant
                                             to an administration agreement
                                             Claymore Advisors provides certain
                                             administrative, bookkeeping and
                                             accounting services to the Fund.

                            SUMMARY OF FUND EXPENSES

         The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The "other expenses" show in the table are based on estimated amounts for the Fund's first year of operations.

Shareholder Transaction Expenses

   Sales load (as a percentage of offering price).........................................................   [   ]%
   Expenses borne by the Fund  (1)........................................................................   [   ]%
   Dividend Reinvestment Plan Fees (2) ...................................................................   [None]

                                                                                         Percentage of Net Assets
                                                                                              Attributable to
                                                                                         Common Shares (assumes no
                                                                                       financial leverage is issued)

Annual Expenses
    Management fees.............................................................                                [  ]%
    Interest payments on borrowed funds.........................................                                [  ]%
    Other expenses..............................................................                                [  ]%
    Cost of Financial Leverage..................................................                                [  ]%
    Total annual expenses.......................................................                                [  ]%


-------------------
(1)      Claymore Advisors, LLC, the Fund's investment adviser has agreed to
         (i) reimburse all organizational costs of the Fund and (ii) pay all of the Fund's offering costs (other than the sales load but including a partial reimbursement of the expenses of the underwriters) that exceed $[ ] per share of Common Shares ([ ]% of the offering price).

(2) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Automatic Dividend Reinvestment Plan."

         The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The "Other expenses" shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately [ ] Common Shares. If the Fund issues fewer Common Shares, all other things being equal, the Fund's expense ratio as a percentage of net assets would increase.

Example

         As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $[ ] and estimated expenses of this offering of $[ ]) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total annual expenses" of [ ]% of net assets attributable to Common Shares and (2) a 5% annual return*:

                                              1 Year  3 Years  5 Years 10 Years
                                              ------  -------  ------- --------
Total Expenses Incurred                        $[ ]    $[ ]     $[ ]     $[ ]
-----------
* The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund's actual rate of return may be higher or lower than the hypothetical 5% return shown in the example. The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

                                    THE FUND

         Claymore/Raymond James SB-1 Equity Fund (the "Fund) is a newly-organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a statutory trust on March 7, 2006, pursuant to a Certificate of Trust, and is governed by the laws of the State of Delaware. As a newly-organized entity, the Fund has no operating history. Its principal office is located at 2455 Corporate West Drive, Lisle, Illinois 60532, and its telephone number is (630) 505-3700. Except as otherwise noted, all percentage limitations set forth in this prospectus apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.

                                USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately $[ ], ($[ ] if the underwriters exercise the overallotment option in full) after payment of the estimated offering costs. The Fund will pay all of its offering costs up to $0.04 per Common Share, and the Investment Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including a partial reimbursement of underwriting expenses) that exceed $0.04 per Common Share. The Fund will invest the net proceeds of the offering in accordance with its investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objective and policies within [ ] after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. government securities or high quality, short-term money market instruments.

                       INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

         The Fund's investment objective is to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective. Under normal market conditions, the Fund will invest substantially all of its net assets in the equity securities that are rated, at the time of purchase, "Strong Buy 1" by Raymond James analysts. For purposes of the Fund's investment policies, in the event a security is downgraded by Raymond James and is no longer rated SB-1 subsequent to the purchase of such security by the Fund, such security will be considered by the Fund to be rated SB-1 until the next semi-monthly rebalancing and reconstitution date following such downgrade. For as long as the word "SB-1" is in the name of the Fund, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities rated SB-1 as described in this Prospectus.

         The Fund's investment objective is considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

Raymond James Strong Buy 1 Ratings

         The Fund will seek to construct and maintain a portfolio of consisting of the equity securities rated Strong Buy 1 ("SB-1") by analysts employed by Raymond James & Associates, Inc. ("Raymond James"). There are currently four rating categories used by Raymond James analysts, with SB-1 being the highest rating. A rating of SB-1 indicates generally that a stock is expected by Raymond James to appreciate and produce a total return of at least 15% over the next six months and to outperform the S&P 500 over that period. In the case of certain higher yielding or more conservative equities, a rating of SB-1 indicates that Raymond James expects such equities to produce a total return of at least 15% over the next

12 months. Raymond James currently employs approximately [ ] analysts who cover a universe of approximately [ ] stocks of U.S. issuers and U.S. dollar-denominated equity securities of foreign issuers, in each case that are traded on U.S. securities exchanges. The number of securities rated SB-1 may be modified on any business day as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts. As of [ ], 2006, [ ] securities received a rating of SB-1 from Raymond James analysts.

Investment Strategy

         While the Fund will seek to maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James, the Fund's investment strategy also aims to reduce turnover and limit the potential price impact of purchasing or selling certain securities. Upon commencement of the Fund's investment operations, the Fund will invest in each of the stocks rated SB-1 on that date, with the relative weighting of the Fund's holdings in each stock determined according to a modified equal weighting methodology, as described below. Although the number of securities rated SB-1 may be modified on any business day as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts, in order to seek to minimize the costs associated with high portfolio turnover, the Fund's portfolio will be reconstituted and rebalanced on a semi-monthly basis, as described below, and the Fund will hold the securities rated SB-1 on that rebalancing day according to the Fund's modified equal-weighting methodology throughout the following two-week period.

         Modified Equal-Weighting Methodology. At the time of initial investment upon commencement of the Fund's investment operations and subsequently upon each semi-monthly rebalancing and reconstitution, the Fund will invest in SB-1 rated securities according to a modified equal-weighting methodology. Generally, the Fund will seek to hold each SB-1 rated security in equal dollar-weighted percentages relative to the total value of the Fund's portfolio of SB-1 rated securities ("Equal Portfolio Weight"). However, in instances in which there is comparatively little trading volume in a SB-1 rated security (and in which a comparatively large purchase order may increase the purchase price for the shares) it may be necessary to limit the Fund's investment in certain securities to an amount less that the Equal Portfolio Weight. Upon the Fund's initial investment and on each rebalancing day, the Fund will calculate for each SB-1 rated security the average product of the closing price multiplied by the trading volume for such stock for the 44 trading days prior to the rebalancing day, which average product will then be multiplied by two to provide the "Average Two Day Price-Volume Amount." The Fund will not invest in any given security in excess of the Average Two Day Price-Volume Amount (the "Liquidity Cap"). Additionally, the Fund will not acquire more than 4.9% of the outstanding securities of a given issuer (the "Percentage Cap"). Therefore, the Fund's investment in any security is limited to the lesser of (i) its Equal Portfolio Weight, (ii) the Liquidity Cap or
(iii) the Percentage Cap. To the extent that the Fund's investment in a security is limited as a result of the Liquidity Cap or Percentage Cap, the difference between the equal weight position and the capped position will be reallocated equally among all other securities in the Fund's portfolio.

         Portfolio Rebalancing and Reconstitution. The number of securities rated SB-1 may be modified on any business day as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts. While the Fund will seek to maintain a portfolio consisting of the equity securities rated
SB-1 by Raymond James, the Fund's investment strategy also aims to reduce turnover and limit the potential price impact of purchasing or selling certain securities. In order to seek to minimize the costs associated with high portfolio turnover, the Fund's portfolio will be reconstituted and rebalanced approximately every two weeks, or twice per calendar month (each, a "rebalancing day"), based on those equity securities rated SB-1 immediately before the start of trading on the NYSE on a rebalancing day. Each semi-monthly rebalancing day, the Fund will identify those stocks that were downgraded during the previous two weeks and are no longer rated SB-1 on the rebalancing day. Such stocks will be sold from the Fund's portfolio and the sale proceeds will be used to purchase the stocks that were upgraded during the previous month and are rated SB-1 on the rebalancing day. Following completion of a semi-monthly rebalancing, the Fund will hold all securities rated Strong Buy 1 by Raymond James on the applicable rebalancing day according to the Fund's modified equal weighting methodology throughout the following two-week period.

         The Adviser intends to initiate most trades on the rebalancing day; however, the Adviser may in some instances execute trades in connection with the rebalancing and reconstitution of the Fund's portfolio during a period commencing five business days prior to a rebalancing day and concluding five business days following a rebalancing day (a "rebalancing period") in order to minimize the potential price impact of purchasing or selling certain securities. While the Adviser may begin executing trades in anticipation of a rebalancing up to five days prior to the rebalancing date, the Adviser will not know the make-up of those securities rated Strong Buy 1 applicable to that portfolio rebalancing until the rebalancing date. The Adviser will act on the basis of publicly available information regarding upgrades and/or downgrades of securities ratings by Raymond James analysts over the course of the previous semi-monthly period; nonetheless, trades may still result in securities that are not rated SB-1 as of such rebalancing date, which could increase portfolio costs borne by Common Shareholders.

         These policies may be changed by the Fund's Board of Trustees, but no change is anticipated. If the Fund's policies change, the Fund will provide shareholders at least 60 days' notice before implementation of the change.

Portfolio Contents

         Common Stocks. Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The Fund may invest in companies of any market capitalization.

         Non-U.S. Securities. The Fund may invest in U.S. dollar-denominated securities of non-U.S. issuers. Such investments in securities of foreign issuers may include investments in American Depositary Receipts ("ADRs"). ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities. While there is no limit to the percentage of the Fund's assets that may be invested in securities of non-U.S. issuers, the Fund will do so only to the extent that such issuers are included in the securities rated SB-1 by Raymond James. As of [ ], 2006, securities of non-U.S. issuers comprised approximately [ ]% of the securities rated SB-1.

         REITs. The Fund may invest in real estate investment trusts ("REITs"). REITs are a particular type of real estate company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs normally derives their income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. While there is no limit to the percentage of the Fund's assets that may be invested in REIT securities, the Fund will do so only to the extent that such securities are included in the securities rated SB-1 by Raymond James. As of [ ], 2006, REIT securities comprised approximately [ ]% of the securities on the securities rated SB-1.

         MLPs. MLPs are limited partnerships, or LLCs taxed as partnerships, whose interests (limited partnership units or LLC units) are traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners. The general partner manages the partnership, has an ownership stake in the partnership and is eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership and receive cash distributions. Currently, most MLPs operate in the energy, natural resources or real estate sectors. The Fund will invest in MLPs only to the extent that such securities are rated SB-1 by Raymond James, and in no event will invest more than 25% of the Fund's assets in MLP interests. As of [ ], 2006, MLP units comprised approximately [ ]% of the securities rated SB-1.

         Other Investment Companies. The Fund may invest up to 10% of the Fund's total assets in securities of other open- or closed-end investment companies, including exchange-traded funds ("ETFs"), that invest primarily in securities of the types in which the Fund may invest directly. The Fund expects that these investments will be primarily in ETFs. The Investment Adviser generally expects that it may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds from this offering of Common Shares or during periods when there is a shortage of certain securities available in the market.

Temporary Defensive Investments

         When a temporary defensive posture is believed by the Investment Adviser to be warranted ("temporary defensive periods"), the Fund may, without limitation, hold cash or invest its assets in money market instruments and repurchase agreements in respect of those instruments. The Fund may also hold cash or invest in such instruments and agreements to the extent that the number of equity securities rated SB-1 at any time is such that the Fund would not be able to pursue its investment strategy consistent with its intention to qualify for federal income tax purposes as a regulated investment company. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody's; and certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest, to the extent permitted by applicable law, in shares of money market mutual funds, which, under current law, in the absence of an exemptive order will not be affiliated with the Investment Adviser or the Sub-Adviser. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions and applicable law. See "Investment Restrictions" in the Fund's SAI. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Investment Adviser and Sub-Adviser, with respect to assets so invested. See "Management of the Fund." The Fund may not achieve its investment objective during temporary defensive periods.

Certain Other Investment Practices

         Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize certain strategies for purposes such as seeking to hedge various market risks inherent in the Fund's portfolio. These strategies may be executed through the use of derivative contracts. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. For a more complete discussion of the Fund's investment practices involving Strategic Transactions in derivatives and certain other investment techniques, see "Investment Objective and Policies-Other Derivative Instruments" in the Fund's SAI. In addition, new financial products continue to be developed and the Fund may invest in such products, or utilize new techniques or strategies, as they may be developed to the extent consistent with the Fund's investment objective and regulatory and federal tax requirements applicable to the Fund.

         When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

         Repurchase Agreements. Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time. This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Investment Adviser, acting under the supervision of the Board of Trustees of the Fund, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Fund will not enter into repurchase agreements with the Investment Adviser, the Sub-Adviser or any of their affiliates.

         Loans of Portfolio Securities. To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (i) the loan is collateralized in accordance with applicable regulatory requirements and (ii) no loan will cause the value of all loaned securities to exceed [ ]% of the value of the Fund's total assets. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. There can be no assurance that borrowers will not fail financially. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the other party to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. See "Investment Objective and Policies-Loans of Portfolio Securities" in the Fund's SAI.

Portfolio Turnover

         The Fund will buy and sell securities to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. The Fund will reconstitute and rebalance its portfolio monthly in order to seek to minimize portfolio turnover relative to the securities rated SB-1 by Raymond James; nonetheless, the Fund's portfolio turnover rate will depend on the rate of changes in the securities rated SB-1.

Investment Restrictions

         The Fund has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act (and preferred shares, if any, voting together as a single class). See "Investment Restrictions" in the SAI for a complete list of the fundamental investment policies of the Fund.

                                     RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

No Operating History

         The Fund is a newly-organized, diversified, closed-end management investment company with no operating history.

Not a Complete Investment Program

         The Fund is intended for investors seeking capital appreciation. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objective as well as the Common Shareholder's other investments when considering an investment in the Fund.

Investment and Market Risk

         An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the Common Shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of those securities may fluctuate, sometimes rapidly and unpredictably. The value of the securities owned by the Fund will affect the value of the Common Shares. At any point in time, your Common Shares may be worth less than your original investment, including the reinvestment of Fund dividends and distributions.

Equity Risk

         As the Fund invests primarily in common stocks, a principal risk of the Fund is equity risk. Equity risk is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stocks in which the Fund will invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while broad market measures of common stock have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Fund. Also, the price of common stock of an issuer is sensitive to general movements in the stock market. A drop in the stock market may depress the price of most or all of the common stocks and equity securities held by the Fund.

Small-Capitalization Risk

         The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indices, which present unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller-capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Industry and Sector Risk

         The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the issuers of securities rated SB-1 on a rebalancing day result in such a focus. If the Fund focuses in an industry or sector, it may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

[[For example, based upon the composition of the securities rated SB-1 as of [ ], 2006, more than 25% of the Fund's assets would be invested in the [ ] industry. However, changes in the composition of securities rated SB-1 going forward would be reflected by changes in the Fund's portfolio, and the Fund's portfolio would not necessarily be so weighted in the [ ] industry, but could be weighted in other industries.]

or

[Based upon the composition of the securities rated SB-1 as of [ ], 2006, the Fund's assets would not have been focused in any single industry or sector. However, changes in the composition of securities rated SB-1 going forward would be reflected by changes in the Fund's portfolio, and the Fund's portfolio would not necessarily be so weighted in the future.]]

Non-U.S. Securities Risk

         Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: (i) less publicly available information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile, meaning that in a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments;
(iv) the economies of non- U.S. countries may grow at slower rates than expected or may experience a downturn or recession;
(v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. Economies and social and political climate in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Unanticipated political and social developments may also affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries.

REITs Risk

          Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents' increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Investments in REITs may involve duplication of management fees and certain other expenses. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status.

MLPs Risk

         An investment in MLP units involves risk that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have rights typically afforded to limited partners in a limited partnership. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units. Additionally, conflicts of interest may exist between common unit holders and the general partner of an MLP; for example a conflict may arise as a result of incentive distribution payments. The Fund will not invest more than 25% of its assets in MLPs.

Other Investment Company Risk

         As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilized financial leverage and would therefore be subject to additional risks. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Risks Relating to Raymond James Equity Securities Ratings

         The Fund will seek to construct and maintain a portfolio of consisting of the equity securities rated SB-1 by Raymond James analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James may have an adverse effect on the ability of the Fund to pursue its investment strategy.

    o There are currently four rating categories used by Raymond James analysts, with SB-1 being the highest rating. There is no assurance that Raymond James will continue to use a rating system substantially similar to that currently used by it, or that its highest rating of equity securities will continue to be referenced as "Strong Buy 1."

    o There are no assurances that Raymond James will continue to provide equity research to the degree currently provided by it, or that it will continue to provide research services at all.

         Raymond James may decrease (i) the number of equity analysts that it employs, (ii) the number of industries, or the number of issuers within an industry, that such analysts cover. The allocation of resources by Raymond James to its equity research analysis efforts will be effected by strategic factors other than the investment returns on a portfolio of SB-1 rated securities. In the event of a sale or merger of Raymond James with another company, there are no assurances that the new company would continue to provide equity research analysis.

    o Raymond James may have published, and in the future may publish, research reports on one or more of the issuers of equity securities rated SB-1. This research is modified from time to time without notice and may express opinions or provide recommendations that are inconsistent with purchasing or holding such equity securities, notwithstanding the maintenance by Raymond James of an SB-1 rating on such securities. In the event such research reports lower the rating of equity securities held by the Fund below SB-1, the Fund will dispose of such securities in connection with the next rebalancing and reconstitution.

    o Activities by Raymond James in other area of its business, such as underwriting and mergers advisory engagements, may prevent the equity analysts from publishing research on the companies that are the subject of such engagements. In addition, management of compliance personnel of Raymond James may determine to suspend or restrict research coverage on certain companies from time to time or at any time. During such periods in which Raymond James is restricted from publishing research or ratings on such companies, the Fund will not be receiving current research reports on such companies or be making corresponding adjustments to its portfolio.

    o Federal and state securities laws and rules and regulations of the SEC and of other regulatory agencies may prevent an analyst from timely communicating to investors a change in sentiment regarding a covered security.

Investment Strategy Risk

         The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by analysts employed by Raymond James. The number of securities rated SB-1 may be modified on any business day as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts. The performance of the Fund will differ from the performance of a hypothetical portfolio of all SB-1 rated securities for various reasons, including: (i) the fact that the Fund intends to rebalance and reconstitute its portfolio on a semi-monthly basis, as compared to the ratings of SB-1 securities, which is continuously reconstituted as a result of upgrades and/or downgrades of securities' ratings by Raymond James analysts; (ii) the fact that the Fund may execute trades to effect the rebalancing and reconstitution of the Fund's portfolio over the course of the rebalancing period; (iii) the fact that the Fund employs a modified equal weighting methodology, which could limit the Fund's exposure to certain small capitalization issuers relative to the securities rated SB-1; and (iv) the fact that the Fund has an initial sales charge and ongoing operating expenses and transaction costs.

Other Business Activities of Raymond James

         Raymond James and its affiliates may engage in investment banking and trading activities that potentially conflict with the activities of the Fund. Any of the foregoing activities by Raymond James may affect the value of the Fund's Common Shares.

    o Raymond James may engage in trading activities related to equity securities that are rated SB-1 that are not for the Fund's account or on the Fund's behalf. These trading activities may present a conflict of interest between the Fund's interests and the interests that Raymond James and its affiliates may have in their proprietary accounts, in facilitating transactions, including block trades, for their other customers, and in accounts under their management. These trading activities, if they influence the value of the equity securities rated SB-1, could be adverse to the Fund's interests in that it may result in the Fund paying a higher acquisition price or realizing a lower sale price in connection with its portfolio transactions in such securities.

    o Raymond James, now or in the future, may engage in business with the issuers of equity securities rated SB-1, including making loans to, equity investments in, or providing investment banking, asset management, or other services to those companies, their affiliates, and their competitors. In connection with these activities, Raymond James may receive information about those companies that will not be divulged to the Fund or other third parties.

Market Discount Risk

         Whether investors will realize gains or losses upon the sale of Common Shares of the Fund will depend upon the market price of the Common Shares at the time of sale, which may be less or more than the Fund's net asset value per share. Since the market price of the Common Shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the public offering price. Shares of closed-end funds often trade at a discount to their net asset values, and the Fund's Common Shares may trade at such a discount. This risk may be greater for investors expecting to sell their Common Shares of the Fund soon after completion of the public offering. The Common Shares of the Fund were designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Automatic Open-End Conversion

         The Fund's Declaration of Trust provides that (beginning after 18 months from the date of this Prospectus) if the Fund's Shares close on the [NYSE] for 75 consecutive trading days at a price greater than a [10]% from the net asset value of the Fund, the Fund will commence the process necessary to convert the Fund into an open-end investment company. Although the Fund's Declaration of Trust provides for the Fund to convene a special shareholder meeting at which the Fund's shareholders can affirmatively vote to maintain the Fund's status as a closed-end fund, there is no assurance that such vote would be obtained. In such event, the Fund would convert automatically to an open-end fund. After conversion, the Fund's shares would no longer be listed on the NYSE, and the shares may be purchased from and redeemed by the Fund at net asset value. The Fund could be required to commence a continuous offering of its shares upon the conversion to an open-end fund.

Portfolio Turnover Risk

         The Fund's annual portfolio turnover rate may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. See "Taxation."

Strategic Transactions Risks

         Participation in options, futures and other Strategic Transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of such strategies. If the Investment Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in worse position than if it had not used such strategies.

Current Developments Risks

         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges , credit risk, inflation and other factors relating to the Common Shares.

Anti-Takeover Provisions

         The Fund's Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. See "Anti-Takeover and Other Provisions in the Fund's Governing Documents."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Investment Adviser and the Sub-Adviser. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

The Investment Adviser

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, Inc., acts as the Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company, with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. The Investment Adviser acts as investment adviser to a number of closed-end and open-end investment companies.

         Pursuant to the Advisory Agreement, the Investment Adviser provides a continuous investment program for the Fund's portfolio; executes recommendations for the purchase and sale of securities; furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of the Fund's Sub-Adviser, provides personnel, including certain officers required for its administrative management and pays the compensation of all officers and Trustees of the Fund who are its affiliates.

         As compensation for its services, the Fund pays the Investment Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets (from which the Investment Adviser pays the Sub-Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets). "Managed Assets" of the Fund means the total assets of the Fund, including the assets attributable to the proceeds from any borrowings or other forms of financial leverage, minus liabilities, other than liabilities related to any financial leverage.

         In addition to the fees of the Investment Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Investment Adviser or the Sub-Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of the Fund's independent registered public accounting firm, expenses of repurchasing shares, listing expenses, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

Portfolio Management

             [Insert Portfolio Management info]

The Sub-Adviser

         Raymond James & Associates, Inc. acts as the Fund's sub-adviser pursuant to a sub-advisory agreement among the Fund, the Investment Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"). [Describe Raymond James]

         Pursuant to the Sub-Advisory Agreement, the Sub-Advisor, under the supervision of the Fund's Board of Trustees, provides investment research (including the determination and dissemination of the securities rated SB-1 by Raymond James) and makes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and Trustees of the Fund who are its affiliates.

         As compensation for its services, the Investment Adviser pays the Sub-Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets.

Equity Research Personnel

             [Insert Analyst info]

                                NET ASSET VALUE

         The net asset value of the Common Shares is calculated by subtracting the Fund's total liabilities (including from Borrowings) and the liquidation preference of any outstanding Preferred Shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing its net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. The Fund calculates its net asset value as of the close of business, usually 5:00 p.m. Eastern time, every day on which the NYSE is open. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.

         The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which it is traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value. The Fund's securities traded primarily in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of Common Shares have no ability to trade the Common Shares on the NYSE.

         The Fund values certain of its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Board of Trustees believes accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                 DISTRIBUTIONS

         The Fund intends to pay substantially all of its net investment income to Common Shareholders through annual distributions. In addition, the Fund intends to distribute any net long-term capital gains to Common Shareholders as long-term capital gain dividends at least annually. To the extent that the Fund realizes net investment income, including short-term capital gains, on a more frequent basis, the Fund may make more frequent distributions to its Common Shareholders.

         The Fund expects that dividends paid on the Common Shares will consist of (i) investment company taxable income, which includes, among other things, ordinary income, short-term capital gain and income from certain hedging and interest rate transactions, (ii) qualified dividend income (income from domestic and certain foreign corporations) and (iii) long-term capital gain (gain from the sale of a capital asset held longer than 12 months). For individuals, the maximum federal income tax rate on qualified dividend income is currently 15%, on long-term capital gains is currently 15% and on other types of income is currently 35%. These tax rates are scheduled to apply through 2008. We cannot assure you, however, as to what percentage of the dividends paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, which are taxed at lower rates for individuals than ordinary income.

         Pursuant to the requirements of the 1940 Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the Fund's good faith judgment, constitutes long-term capital gain, short-term capital gain, investment company taxable income or a return of capital. The actual character of such dividend distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund's full year performance and its actual net investment company taxable income and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Under the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by The Bank of New York, which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by The Bank of New York as dividend disbursing agent.

         Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan agent will buy the Common Shares for such Plan in the open market, on the NYSE or elsewhere, for the participants' accounts, except that the Plan agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan agent will buy the Common Shares for such Plan in the open market, on the NYSE or elsewhere, for the participants' accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan agent when it makes open-market purchases.

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Common Shares in the account of each Plan participant will be held by the Plan agent in noncertificated form in the name of the participant.

         In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217, phone number (718) 315-4818.

                        DESCRIPTION OF CAPITAL STRUCTURE

         The following is a brief description of the terms of the Common Shares, of the Borrowings and of the Preferred Shares which may be issued by the Fund. This description does not purport to be complete and is qualified by reference to the Fund's Certificate of Trust, Agreement and Declaration of Trust and By-Laws (together, its "Governing Documents").

Common Shares

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to Certificate of Trust, dated as of March 7, 2006. Pursuant to the Fund's Agreement and Declaration of Trust, dated as of March 7, 2006, the Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. If the Fund issues and has preferred shares outstanding, the holders of Common Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on preferred shares have been paid, unless asset coverage (as defined in the 1940
Act) with respect to preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the preferred shares have been met. However, the Fund has no present intention to issue preferred shares. See "--Preferred Shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional shares other than Common Shares issued under the Fund's Plan. Any additional offerings of shares will require approval by the Fund's Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Fund's outstanding voting securities.

         The Fund's Common are expected to be approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "[ ]."

         The Fund's net asset value per share generally increases and decreases based on the market value of the Fund's securities. Net asset value will be reduced immediately following the offering of Common Shares by the amount of the sales load and offering expenses paid by the Fund. See "Use of Proceeds."

Preferred Shares

         The Fund's Governing Documents provide that the Fund's Board of Trustees may authorize and issue preferred shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Fund's total assets less liabilities and indebtedness of the Fund. Any preferred shares issued by the Fund would have special voting rights and a liquidation preference over the Common Shares. Issuance of preferred shares would constitute financial leverage and would entail special risks to the common shareholders. The Fund has no present intention to issue preferred shares.

Borrowings

         The Fund's Governing Documents provide that the Fund's Board of Trustees may authorize the borrowing of money by the Fund, without the approval of the holders of the Common Shares. The Fund may issue notes or other evidences of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Any such borrowings would be subject to the limits imposed by the 1940 Act, which generally limits such borrowings to 33 1/3% of the value of the Fund's total assets less liabilities and indebtedness of the Fund. In addition, agreements related to such borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. Any borrowing by the Fund, other than for temporary purposes, would constitute financial leverage and would entail special risks to the common shareholders. The Fund has no present intention to utilize financial leverage.

                   ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           FUND'S GOVERNING DOCUMENTS

         The Fund presently has provisions in its Governing Documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Governing Documents or effectuate changes in the Fund's management. These provisions of the Governing Documents of the Fund may be regarded as "anti-takeover" provisions. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office by the action of a majority of the remaining Trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective Trustee.

         In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the Trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

         The 5% holder transactions subject to these special approval requirements are:

         - the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

         - the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

         - the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

         - the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of Trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required.

         For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the 1940 Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions. See "Additional Information."

                           CLOSED-END FUND STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

         However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders.

As described below, the Fund's Declaration of Trust provides that (beginning after 18 months from the date of this Prospectus) if the Fund's Shares close on the [NYSE] for 75 consecutive trading days at a price that is a [10]% or greater discount from the net asset value of the Fund, the Fund will commence the process necessary to convert the Fund into an open-end investment company. The Fund's Declaration of Trust provides that in such event a special meeting of shareholders of the Fund would be convened and that the Fund would automatically be converted to an open-end fund unless a majority of the outstanding voting securities of the Fund affirmatively vote to maintain the Fund's status as a closed-end fund.

         In addition to the automatic conversion to an open-end fund, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share.

                          REPURCHASE OF COMMON SHARES

         In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Investment Adviser and the Sub-Adviser, from time to time will review possible actions to reduce any such discount. After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of open market repurchases of and/or tender offers for the Common Shares. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

         There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

         Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objective, policies and portfolio, the Sub-Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

              AUTOMATIC CONVERSION TO OPEN-END INVESTMENT COMPANY

Automatic Conversion Trigger

         The Fund's Declaration of Trust provides that (beginning after 18 months from the date of this Prospectus) if the Fund's Shares close on the [NYSE] for 75 consecutive trading days at a price that is a [10]% or greater discount from the net asset value of the Fund's shares (the "Automatic Conversion Trigger"), the Fund will commence promptly the process necessary to convert the Fund into an open-end investment company. In this regard, the Fund will file a registration statement to register as an open-end investment company. The disclosure concerning the Fund contained in such registration statement will be substantially identical to the disclosure contained in this offering document except for the provisions concerning the purchase and sale of Shares and any other item pertaining to open-end investment companies.

Special Meeting of Shareholders

         The Fund's Declaration of Trust provides that upon the occurrence of the Automatic Conversion Trigger, the Fund will promptly convene a special meeting of the Common Shareholders of the Fund. Unless, at such special meeting, a majority of the outstanding voting securities of the Fund affirmatively vote to maintain the Fund's status as a closed-end fund, the Fund would automatically be converted to an open-end fund.

         If the Fund converts to an open-end investment company, it will be able to continuously issue and offer for sale Common Shares, and each such Common Share could be presented to the Fund at the option of the holder for redemption at a price based on the then-current net asset value per share. Further, Common Shares would no longer be listed on the NYSE. After the conversion, Common Shares may be purchased from and redeemed by the Fund at net asset value as follows.

Subsequent Shareholder Meetings

         If the Fund continues as a closed-end fund following such shareholder vote and, during any 12 month period following such vote the Funds Shares close on the [NYSE] for 75 consecutive trading days at a price that is a [10]% or greater discount from the net asset value of the Fund's Shares, the Fund would automatically be converted to an open-end fund unless, at the next annual meeting of the Fund's Shareholders following any such 75-day period, a majority of the outstanding voting securities of the Fund affirmatively vote to maintain the Fund's status as a closed-end fund.

Purchasing Shares

         Investors will be permitted to purchase Shares from the Fund's transfer agent or from other selected securities brokers or dealers following conversion to an open-end investment company. A buyer whose purchase order is received by the transfer agent before the close of trading on the NYSE, currently 4:00 p.m. Eastern Time, will acquire Shares at the net asset value set as of that day. A buyer whose purchase order is received by the transfer agent after the close of trading on the NYSE will acquire Shares at the net asset value set as of the next trading day. A broker may charge a transaction fee for the purchase.

         The Fund anticipates that, should it convert to an open-end investment company, the minimum initial investment in the Fund will be [$2,500] and the minimum additional investment in the Fund will be [$100]. The Fund may further reduce or waive the minimums for certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the Funds. Investors will be permitted to purchase Shares by check or by wire. The Fund will provide a pre-authorized investment plan to investors.

         Upon conversion, the Fund may institute a distribution plan pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the Plan, the Fund would be permitted to incur distribution expenses related to the sale of its shares of up to [0.25%] per annum of the Fund's average daily net assets. The Plan would provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or its distributor.

Redeeming Shares

         Investors will be permitted to redeem Shares through the Transfer Agent or from other selected securities brokers or dealers following conversion to an open-end investment company. A shareholder whose redemption order is received by the Transfer Agent before the close of trading on the NYSE, currently 4:00 p.m. Eastern Time, will redeem Shares at the net asset value set as of that day. A shareholder whose redemption order is received by the Transfer Agent after the close of trading on the NYSE will redeem Shares at the net asset value set as of the next trading day on the NYSE. A broker may charge a transaction fee for the redemption.

                                    TAXATION

[TO BE REVIEWED BY SASM&F TAX]

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. A more complete discussion of the tax rules applicable to the Fund and its Common Shareholders can be found in the SAI that is incorporated by reference into this prospectus. Except as otherwise noted, this discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Common Shareholders, and such distributions will be taxable to the Common Shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

Taxation of U.S. Common Shareholders

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your Common Shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses. Although the Fund will invest in stocks that generate qualified dividend income, it is expected that the Fund's transactions in options may significantly limit the Fund's ability to pay ordinary income dividends that are treated as qualified dividend income for the Common Shareholders.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the Common Shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

         The sale or other disposition of Common Shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

Taxation of Non-U.S. Common Shareholders

        [To come by amendment]

                                  UNDERWRITING

         Subject to the terms and conditions stated in a purchase agreement dated [ ],2006, Raymond James has agreed to purchase as underwriter, and the Fund has agreed to sell to Raymond James as underwriter, the number of Common Shares set forth on the cover page of this Prospectus.

         The purchase agreement provides that the obligations of the underwriter to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriter is obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund, the Investment Adviser and the Sub-Adviser have agreed to indemnify the underwriter against certain liabilities, including liabilities arising under the Securities Act or to contribute payments the underwriter may be required to make for any of those liabilities.

Commissions and Discounts

         The underwriter proposes to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $[ ] per share. The sales load the Fund will pay of $[ ] per share is equal to [ ]% of the initial offering price. The underwriter may allow, and the dealers may reallow, a discount in excess of $[ ] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares purchased on or before [ ], 2006.

         The following table shows the public offering price, sales load, estimated organizational and offering expenses and proceeds, after expenses, to the Fund. The information assumes either no exercise or full exercise by the underwriter of its overallotment option.

                                                                 Per Share     Without Option      With Option
         Public offering price.............................         $[    ]          $                  $
         Sales load .......................................          $[   ]          $                  $
         Estimated offering expenses ......................          $[   ]          $                  $
         Proceeds, after expenses, to the Fund ............         $[    ]          $                  $

         The expenses of the offering payable by the Fund are estimated at $[ ]. [The Fund has agreed to pay the underwriter $[ ] per common share as a partial reimbursement of expenses incurred by it in connection with the offering. The amount payable by the Fund as this partial reimbursement to the underwriter will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering.] The Investment Adviser has agreed to pay offering expenses of the Fund (other than sales load, but including the reimbursement of underwriting expenses) that exceed $[ ] per Common Share. The Investment Adviser has also agreed to pay the organizational expenses of the Fund.

Overallotment Option

         The Fund has granted the underwriter an option to purchase up to [ ] additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments.

Price Stabilization, Short Positions and Penalty Bids

         Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit the underwriter and selling group members from bidding for and purchasing the Common Shares. However, the underwriter may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriter creates a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this prospectus, the underwriter may reduce that short position by purchasing Common Shares in the open market. The underwriter may also elect to reduce any short position by exercising all or part of the overallotment option described above. The underwriter may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize its price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

         Neither the Fund nor the underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor the underwriter makes any representation that the underwriter will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

         The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriter, except for the sale of the Common Shares to the underwriter pursuant to the purchase agreement and certain transactions related to the Fund's Plan.

         Subject to compliance with applicable law, the underwriter may from time to time act as broker in executing the Fund's portfolio transactions.

         The Common Shares will be sold to ensure that the NYSE distribution standards (i.e. round lots, public shares and aggregate market value) will be met.

Additional Underwriting Compensation and Other Relationships

         The Investment Adviser has also agreed to pay from its own assets additional compensation to [Raymond James]. The Investment Adviser will pay to [Raymond James] an annual fee equal to [ ]% of the Fund's net assets. The total amount of these additional compensation amounts paid to [Raymond James] not exceed [ ]% of the price to the public of the Common Shares sold in the offering. [Raymond James] agreed to provide, as requested by the Investment Adviser, certain after-market shareholder support services designed to maintain the visibility of the Fund on an ongoing basis and, as requested by the Investment Adviser, to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry.

         Claymore Securities, Inc., an affiliate of the Investment Adviser, will provide distribution assistance during the sale of the Common Shares of the Fund, including preparation and review of the Fund's marketing material and assistance in presentations to other underwriters and selected dealers.
Claymore Securities Inc. may pay compensation to its employees who assist in marketing securities. In connection with this distribution assistance, to the extent the offering expenses payable by the Fund are less than $[ ] per Common Share, the Fund will pay up to [ ]% of the amount of the total price to the public of the Common Shares sold in this offering, up to such expense limit, to Claymore Securities, Inc. as payment for its distribution assistance. Accordingly, the amount payable by the Fund to Claymore Securities, Inc. for its distribution assistance will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering. Claymore Securities, Inc. is a registered broker-dealer and a member of the National Association of Securities Dealers and is a party to the purchase agreement.

         The total amount of these additional compensation payments and reimbursements, the amount paid to Claymore Securities, Inc. for its distribution assistance, plus the amount paid by the Fund as the $[ ] per Common Share partial reimbursement to the underwriters, will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to underwriters, will be limited to [ ]% of the total price to the public of the Common Shares sold in this offering.

         The principal address of Raymond James & Associates, Inc. is 880 Carillon Parkway, St. Petersburg, Florida 33617. The principal address of Claymore Securities, Inc. is 2455 Corporate Drive West, Lisle, Illinois 60532.

                    CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT

         The Bank of New York serves as the custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, the custodian holds the Fund's assets in compliance with the 1940 Act. For its services, the custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions. The Bank of New York serves as the Fund's dividend disbursing agent, Plan Agent under the Fund's Automatic Dividend Reinvestment Plan, transfer agent and registrar for the Common Shares of the Fund. The Bank of New York is located at 101 Barclay Street, New York, New York 10286.

         Claymore Advisors, LLC serves as administrator to the Fund. Pursuant to an administration agreement, Claymore Advisors, LLC is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (4) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (5) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (6) preparing and, after approval by the Fund, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (7) reviewing and submitting to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructing the custodian to issue checks in payment thereof and (8) taking such other action with respect to the Fund as may be necessary in the opinion of the administrator to perform its duties under the Administration Agreement. For the services, the Fund pays Claymore Advisors a monthly fee at the annual rate of [ ]% of the Fund's average daily Managed Assets.

                                 LEGAL MATTERS

         Certain legal matters will be passed on for the Fund and for Raymond James by Skadden, Arps, Slate, Meagher & Flom LLP in connection with the offering of the Common Shares.

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund with the Securities and Exchange Commission pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549. The Securities and Exchange Commission maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Securities and Exchange Commission.

         The Fund's Common Shares are expected to be listed on the NYSE, subject to notice of issuance, and reports, proxy statements and other information concerning the Fund and filed with the Securities and Exchange Commission by the Fund can be inspected at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York 10005.

         This prospectus constitutes part of a Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act, and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the Securities and Exchange Commission. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations or free of charge through the Securities and Exchange Commission's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Investment Adviser, Sub-Adviser and their delegates and affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information dated as of [ ], 2006, has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. A Statement of Additional Information may be obtained without charge by writing to the Fund at its address at 2455 Corporate Drive West, Lisle, Illinois 60532 or by calling the Fund toll-free at (800) 345-7999. The Table of Contents of the Statement of Additional Information is as follows:

                                                                                                                 Page
The Fund...................................................................................................
Investment Objective and Policies..........................................................................
Investment Restrictions....................................................................................
Management of the Fund.....................................................................................
Portfolio Transactions.....................................................................................
Portfolio Turnover.........................................................................................
Taxation...................................................................................................
General Information........................................................................................
Report of Independent Registered Public Accounting Firm....................................................      FS-1
Financial Statements for the Fund..........................................................................      FS-2

================================================================================

         Until [ ], 2006 (25 days after the date of this prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

[CLAYMORE(R) LOGO]                                        [RAYMOND JAMES LOGO]




                                   [ ] Shares
                    Claymore/Raymond James SB-1 Equity Fund


                                 Common Shares

                                 $[ ] per Share


                                   __________

                                   PROSPECTUS
                                   __________



                                [Raymond James]












                                   [ ], 2006

================================================================================

[flag]
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                  Subject to completion, dated March 10, 2006

                    Claymore/Raymond James SB-1 Equity Fund
                         _______________________________

                      Statement of Additional Information

         Claymore/Raymond James SB-1 Equity Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to provide capital appreciation. Under normal market conditions, the Fund will invest substantially all of its net assets in the equity securities that are rated, at the time of purchase, "Strong Buy 1" by Raymond James analysts.. There can be no assurance that the Fund's investment objective will be achieved.

         This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus for the Fund dated [ ], 2006. Investors should obtain and read the prospectus prior to purchasing common shares. A copy of the prospectus may be obtained, without charge, by calling the Fund at (800) 345-7999.

         The prospectus and this SAI omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed, or inspected at the Securities and Exchange Commission's office or via its website (www.sec.gov) at no charge. Capitalized terms used but not defined herein have the meanings ascribed to them in the prospectus.


                               TABLE OF CONTENTS

                                                                                                        Page
The Fund...........................................................................................
Investment Objective and Policies..................................................................
Investment Restrictions............................................................................
Management of the Fund.............................................................................
Portfolio Transactions.............................................................................
Portfolio Turnover.................................................................................
Taxation...........................................................................................
General Information................................................................................
Report of Independent Registered Public Accounting Firm............................................   FS-1
Financial Statements for the Fund..................................................................   FS-2









          This Statement of Additional Information is dated [ ], 2006.

                                    THE FUND

         The Fund is a newly organized, diversified, closed-end management investment company organized under the laws of the State of Delaware. The Fund expects its common shares of beneficial interest, par value $0.01 (the "Common Shares"), to be listed on the [ ] Stock Exchange, subject to notice of issuance, under the symbol "[ ]."

                       INVESTMENT OBJECTIVE AND POLICIES

Additional Investment Policies

         The following information supplements the discussion of the Fund's investment objective, policies and techniques that are described in the prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal investment strategies are discussed in the prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

         Short Sales. Although the Fund has no present intention of doing so, the Fund is authorized to make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. To the extent the Fund engages in short sales, the Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets. Also, the market value of the securities sold short of any one issuer will not exceed either 10% of the Fund's total assets or 5% of such issuer's voting securities. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns, or has the immediate and unconditional right to acquire at no additional cost, the identical security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         Preferred Stocks. Preferred stock has a preference over common stock in liquidation (and generally as to dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally, the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tends to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors. In addition, some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise paid. Preferred stock of certain companies offers the opportunity for capital appreciation as well as periodic income. This may be particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock may trade more like common stock than like other fixed income securities, which may result in above average appreciation if the company's performance improves.

         Convertible Securities. Convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

         Securities Subject To Reorganization. The Fund may invest in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Sub-Adviser, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved. In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and/or the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. The Sub-Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternative investments.

         Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Sub-Adviser for inclusion in the Fund's portfolio.

         Asset-Backed and Mortgage-Backed Securities. The Fund may invest in asset-backed and mortgage-backed securities. Mortgage-backed securities represents ownership of an undivided interest in a pool of mortgages. Aggregate principal and interest payments received from the pool are used to pay principal and interest on a mortgage-backed security. Asset-backed securities are similar to mortgage-backed securities except they represent ownership in a pool of notes or receivables on assets other than real estate, such as loans, leases, credit card receivables or royalties. The Fund does not currently anticipate investments in mortgage or asset-backed securities constituting a substantial part of its investment portfolio, but the Fund may invest in such securities if deemed appropriate by the Investment Manager.

         Restricted and Illiquid Securities. Although the Fund does not anticipate doing so to any significant extent, the Fund may invest in securities for which there is no readily available trading market or that are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act), and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Fund's Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

         It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Derivative Instruments

         Options. The Fund may purchase or sell, i.e., write, options on securities and securities indices or on currencies, which options are listed on a national securities exchange or in the OTC market, as a means of achieving additional return or of hedging the value of the Fund's portfolio. The Fund my purchase call or put options as long as the aggregate initial margins and premiums, measured at the time of such investment, do not exceed [10]% of the fair market value of the Fund's total assets.

         A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security or currency at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

         In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Investment Manager (in accordance with procedures established by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Manager as described above. A put option on a security is "covered" if the Fund segregates assets determined to be liquid by the Investment Manager as described above equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Manager as described above.

         If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security or currency, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security or currency. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security or currency and the time remaining until the expiration date. Gains and losses on investments in options depend, in part, on the ability of the Investment Manager to predict correctly the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

         An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or in a private transaction. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

         Options on Securities Indices. The Fund may purchase and sell securities index options. One effect of such transactions may be to hedge all or part of the Fund's securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indices are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund's successful use of options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Fund.

         Futures Contracts and Options on Futures. The Fund may, without limit, enter into futures contracts or options on futures contracts. It is anticipated that these investments, if any, will be made by the Fund primarily for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including but not limited to U.S. government securities.

         A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as the "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

         Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged, losses from investing in futures transactions that are potentially unlimited and the segregation requirements described below.

         In the event the Fund sells a put option or enters into long futures contracts, under current interpretations of the Investment Company Act of 1940, as amended (the "1940 Act"), an amount of cash or liquid securities equal to the market value of the contract must be deposited and maintained in a segregated account with the custodian of the Fund to collateralize the positions, in order for the Fund to avoid being treated as having issued a senior security in the amount of its obligations. For short positions in futures contracts and sales of call options, the Fund may establish a segregated account (not with a futures commission merchant or broker) with cash or liquid securities that, when added to amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the instruments or currency underlying the futures contracts or call options, respectively (but are no less than the stock price of the call option or the market price at which the short positions were established).

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund may purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates and consequent reduction in the value of portfolio securities.

         Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling securities with longer maturities and investing in securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the securities without actually buying them. Subsequently, the Fund can make its intended purchase of the securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

         Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

Additional Risks Relating to Derivative Instruments

         Neither the Investment Adviser nor the Sub-Adviser is registered as a Commodity Pool Operator. The Investment Adviser and the Sub-Adviser have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in the prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

         Risks Associated with Options on Securities. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

         The number of call options the Fund can write is limited by the amount of Fund assets that can cover such options, and further limited by the fact that call options normally represent 100 share lots of the underlying common stock. The Fund will not write "naked" or uncovered call options. Furthermore, the Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser and the Sub-Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         To the extent that the Fund writes covered put options, the Fund will bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

         To the extent that the Fund purchases options, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

         Call Option Writing Risks. To the extent that the Fund writes covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

         Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price, and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

         Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Sub-Adviser to predict correctly movements in the direction of interest rates. If the Sub-Adviser's expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

         Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts and Forward Contracts. Options, futures contracts and options thereon and forward contracts on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

         Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

         Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33% of the value of the Fund's total assets.

         A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. The board of trustees of the Fund (the "Board of Trustees" or the "Board") will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

                            INVESTMENT RESTRICTIONS

         The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund's voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund shall not:

         1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

         2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

         3. Invest in any security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except that this policy shall not apply (a) to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position or (c) as otherwise permitted by applicable law.

         4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities,
(e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by applicable law.

         5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

         6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities in an amount up to 33% of the Fund's total assets, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

                             MANAGEMENT OF THE FUND

Trustees and Officers

         Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Investment Adviser, who has delegated responsibility for management of the Fund's portfolio to the Sub-Adviser, and with the Sub-Adviser.

         The Trustees are divided into [ ] classes. Trustees serve until their successors have been duly elected. The Trustees' occupations during the past five years and other directorships held by the Trustee are listed below.

INDEPENDENT TRUSTEES:


                                                                                   Number of
                                             Term of                               Portfolios
                                            Office and          Principal           in Fund
                           Position Held    Length of           Occupation          Complex             Other
Name (and Age) and            with the        Time             During Past Five     Overseen         Directorships
Business Address               Fund         Served(1)              Years            by Trustee      Held by Trustee
-------------------       --------------   -----------      --------------------   ------------    ------------------



                                                                                   Number of
                                             Term of                               Portfolios
                                            Office and          Principal           in Fund
                           Position Held    Length of           Occupation          Complex             Other
Name (and Age) and            with the        Time             During Past Five     Overseen         Directorships
Business Address               Fund         Served(1)              Years            by Trustee      Held by Trustee
-------------------       --------------   -----------      --------------------   ------------    ------------------





INTERESTED
TRUSTEES:

                                                                                   Number of
                                             Term of                               Portfolios
                                            Office and          Principal           in Fund
                           Position Held    Length of           Occupation          Complex             Other
Name (and Age) and            with the        Time             During Past Five     Overseen         Directorships
Business Address               Fund         Served(1)              Years            by Trustee      Held by Trustee
-------------------       --------------   -----------      --------------------   ------------    ------------------

Nicholas Dalmaso (40)*        Trustee;       Trustee         Senior Managing            [ ]         None
2455 Corporate West Drive     Chief          since 2006      Director and
Lisle, Illinois 60532         Legal and                      General Counsel of
                              Executive                      Claymore Advisors,
                              Officer;                       LLC and Claymore
                              Chief                          Securities, Inc.
                              Compliance                     and Manager,
                              Officer                        Claymore Fund
                                                                Management
                                                            Company, LLC. from
                                                              2001-present.
                                                             Chief Legal and
                                                            Executive Officer
                                                             of Funds in the
                                                              Fund Complex.
                                                                Formerly,
                                                            Assistant General
                                                              Counsel, John
                                                            Nuveen and Company
                                                            Inc. (1999-2000).
                                                               Former Vice
                                                              President and
                                                            Associate General
                                                              Counsel of Van
                                                                  Kampen
                                                            Investments, Inc.
                                                               (1992-1999).


* Mr. Dalmaso is an interested person of the Fund because of his position as an officer of the Investment Adviser and certain of its affiliates.

(1)      After a Trustee's initial term, each Trustee is expected to serve a
         [   ] year term concurrent with the class of Trustees for which he serves.

         -        Messrs. [         ], as Class I Trustees, are expected to
                  stand for re-election at the Fund's [    ] annual meeting of
                  shareholders.

         -        Messrs.  [         ], as Class II Trustees, are expected to
                  stand for re-election at the Fund's [   ] annual meeting of
                  shareholders.

         -        Messrs. [         ], as Class III Trustees, are expected to
                  stand for re-election at the Fund's [    ] annual meeting of
                  shareholders.


            OFFICERS:
                                                                             Principal Occupation
Name and Age                               Position                       During the Past Five Years
---------------------------          ---------------------    ----------------------------------------------------
                                     Chief Accounting
                                     Officer, Chief
                                     Financial Officer
                                     and Treasurer
                                     Secretary
                                     Assistant Treasurer
                                     Assistant Secretary

         Messrs. [         ], who are not "interested persons" of the Fund,
as defined in the 1940 Act, serve on the Fund's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

         Messrs. [         ], who are not "interested persons" of the Fund, as
defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Fund's independent registered public accounting firm.

         Messrs. [         ] serve on the Fund's Executive Committee. The
Executive Committee is authorized to act on behalf of and with the full authority of the Board of Trustees when necessary in the intervals between meetings of the Board of Trustees.

Remuneration of Trustees And Officers

         The Fund pays each Trustee who is not affiliated with the Investment Adviser, the Sub-Adviser or their respective affiliates a fee of $[ ] per year plus $[ ] per Board meeting participated in and $[ ] per committee meeting participated in, together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings. The Fund pays an additional $[ ] per year to the chairperson of the Board of Trustees, if any, and $[ ] to each Trustee serving as chairperson of any committee of the Board of Trustees.

         Because the Fund is newly organized, it did not pay any compensation
to its Trustees or Officers during the Fund's fiscal year ended [     ], 2006.
Officers who are employed by the Investment Adviser or the Sub-Adviser receive no compensation or expense reimbursement from the Fund.

         The table below shows the estimated compensation that is contemplated to be paid to Trustees for the Fund's fiscal year ended [ ], 2007.


                                                                                                Total
                                 Aggregate            Pension or                          Compensation from
                                 Estimated       Retirement Benefits   Estimated Annual   the Fund and Fund
                                Compensation      Accrued as Part of     Benefits Upon         Complex
Name(1)                        from the Fund       Fund Expenses(2)      Retirement(2)     Paid to Trustee
-------                        -------------       ----------------      -------------     ---------------
                                                         None                None                [ ]
                                                         None                None                [ ]
                                                         None                None                [ ]
                                                         None                None                [ ]
                                                         None                None                [ ]

       (1) Trustees not entitled to compensation are not included in the table.

       (2) The Fund does not accrue or pay retirement or pension benefits to Trustees as of the date of this SAI.


Share Ownership

         As of December 31, 2005, the most recently completed calendar year prior to the date of this Statement of Additional Information, each Trustee of the Trust beneficially owned equity securities of the Fund and all of the registered investment companies in the family of investment companies overseen by the trustee in the dollar range amounts specified below.

                                                                     Aggregate Dollar Range of Equity
                                                                       Securities in All Registered
                                                                                Investment
                                        Dollar Range of              Companies Overseen by Trustee in
Name                             Equity Securities in the Fund        Family of Investment Companies
----                             -----------------------------       --------------------------------
Independent Trustees:





Interested Trustees:
Nicholas Dalmaso                             None                                  None



Indemnification of Officers and Trustees; Limitations on Liability

         The governing documents of the Fund provide that the Fund will indemnify its Trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund, to the fullest extent permitted by law. However, nothing in the governing documents of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

Portfolio Management

         [name], [title] of the Sub-Adviser serves as portfolio manager for the Fund and is responsible for the day-to-day management of the Fund's portfolio.

         Other Accounts Managed by the Portfolio Manager. As of [ ], Mr. [ ] managed [ ] registered investment companies with a total of $[ ] in assets;[ ] pooled investment vehicles other than registered investment companies with a total of $[ ] in assets; and [ ] other accounts with a total of $[ ] billion in assets.

         Potential Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts.

         The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Adviser seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

         If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of the opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

         The Investment Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Investment Adviser acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Investment Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security for the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

         The Investment Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

         Portfolio Manager Compensation. The portfolio managers' compensation consists of the following elements:

         Base Salary: The portfolio managers are paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

         Annual Bonus: The portfolio managers are paid a discretionary annual bonus, which is not based on the performance of the Fund or managed accounts, by the Investment Adviser. The portfolio managers also participate in benefit plans and programs generally available to all employees of the Investment Adviser.

         Securities Ownership of the Portfolio Manager. Because the Fund is newly organized, the portfolio manager does not own shares of the Fund.

Advisory Agreement

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser (the "Investment Adviser") pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. The Investment Adviser is a registered investment adviser.

         Under the terms of the Advisory Agreement, the Investment Adviser supervises and manages the investment and reinvestment of Fund assets and arranges for the purchase and sale of securities and other assets. For services rendered by the Investment Adviser on behalf of the Fund under the Advisory Agreement, the Fund pays the Investment Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets.

         Pursuant to its terms, the Advisory Agreement will remain in effect until [ ], 2008, and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Investment Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Advisory Agreement, the Fund has agreed that the name "Claymore" is the Investment Adviser's property and that in the event the Investment Adviser ceases to act as an investment adviser to the Fund, the Fund will change its name to one not including "Claymore."

Sub-Advisory Agreement

         Raymond James & Associates, Inc., acts as the Fund's sub-adviser (the "Sub-Adviser") pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") among the Fund, the Investment Adviser and the Sub-Adviser. The Sub-Adviser is a is a Florida corporation with principal offices at 880 Carillon Parkway, St. Petersburg, Florida 33716. 33716. The Sub-Adviser is a registered investment adviser.

         Under the terms of the Sub-Advisory Agreement, the Sub-Adviser [describe services from sub-advisory agreement], all subject to the supervision and direction of the Fund's Board of Trustees and the Investment Adviser. For services rendered by the Sub-Adviser on behalf of the Fund under the Sub-Advisory Agreement, the Investment Adviser pays the Sub-Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets.

         The Sub-Advisory Agreement continues until [ ], 2008 and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of any party thereto, by the Fund's Board of Trustees or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Sub-Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund.

         As part of the Sub-Advisory Agreement, the Fund has agreed that the name "Raymond James" is the Sub-Adviser's property, and that in the event the Sub-Adviser ceases to act as a sub-advisor to the Fund, the Fund will change its name to one not including "Raymond James."

                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund, the Sub-Adviser is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Sub-Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Sub-Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

         Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Sub-Adviser or its affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the Sub-Advisory Agreement, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Sub-Adviser and its affiliates in providing services to clients other than the Fund, and not all such information is used by the Sub-Adviser in connection with the Fund. Conversely, such information provided to the Sub-Adviser and its affiliates by brokers and dealers through whom other clients of the Sub-Adviser and its affiliates effect securities transactions may be useful to the Sub-Adviser in providing services to the Fund.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Adviser and its affiliates, investments of the kind made by the Fund may also be made by those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Sub-Adviser and its affiliates to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.

                                    TAXATION

[TO BE REVIEWED BY SASM&F TAX]

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. Except as otherwise noted, this discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         The discussions set forth herein and in the prospectus do not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Common Shareholders, and such distributions will be taxable to the Common Shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Taxation of U.S. Common Shareholders

         The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its Common Shareholders, each of whom (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its Common Shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such Common Shareholder's gross income.

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your Common Shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the Common Shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The price of Common Shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing Common Shares just prior to a distribution will receive a distribution which will be taxable to them even though it represents in part a return of invested capital.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends also may be subject to state and local taxes. Common Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local or foreign tax consequences to them of investing in the Fund.

         The sale or other disposition of Common Shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

         Common Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, Common Shareholders that have capital losses are urged to consult their tax advisers.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

Taxation of Non-U.S. Common Shareholders

        [To Come By Amendment]

                              GENERAL INFORMATION

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the Common Shares offered pursuant to the prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

         Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

         DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to the prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Proxy Voting Policy and Procedures and Proxy Voting Record

         The Investment Adviser will engage an independent third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Fund. The Investment Adviser will periodically review the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.

         To the extent that the third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Investment Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.

         Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th will be available without charge, upon request, by calling (800) 345-7999 or by visiting our web site at www.claymore.com. This information is also available on the SEC's web site at http://www.sec.gov

Legal Counsel

         Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois, is special counsel to the Fund in connection with the issuance of the Common Shares.

Independent Registered Public Accounting Firm

         [             ], [                       ], is the independent
registered public accounting firm of the Fund and is expected to render an opinion annually on the financial statements of the Fund.

Code of Ethics

         The Fund, the Investment Adviser and the Sub-Adviser each have adopted a code of ethics. The respective codes of ethics set forth restrictions on the trading activities of trustees/directors, officers and employees of the Fund, the Investment Adviser, the Sub-Adviser, Claymore Securities, Inc. and their affiliates, as applicable. The codes of ethics of the Fund, the Investment Adviser, the Sub-Adviser and Claymore Securities, Inc. are on file with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C.. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. The codes of ethics are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

            Report Of Independent Registered Public Accounting Firm

                             [TO COME BY AMENDMENT]

                       Financial Statements for the Fund

                             [TO COME BY AMENDMENT]

                                     PART C
                               OTHER INFORMATION

Item 25. Financial Statements And Exhibits

(1)      Financial Statements

         Part A - Report of Independent Registered Public Accounting Firm(+)

         Part B - Statement of Assets and Liabilities(+)

(2)      Exhibits

         (a) Agreement and Declaration of Trust of Registrant(+)
         (b) By-Laws of Registrant(+)
         (c) Not applicable
         (d) Form of Specimen Share Certificate(+)
         (e) Dividend Reinvestment Plan of Registrant(+)
         (f) Not applicable
         (g)  (i)   Form of Advisory Agreement between Registrant and Claymore
                    Advisors, LLC (the "Investment Adviser")(+)
              (ii)  Form of Sub-Advisory Agreement among Registrant, Claymore
                    Advisors, LLC and Raymond James & Associates, Inc. (the
                    "Sub-Adviser") (+)
         (h) Form of Underwriting Agreements(+)
         (i) Not applicable
         (j) Form of Custody Agreement(+)
         (k)  (i)   Form of Stock Transfer Agency Agreement(+)
              (ii)  Form of Fund Accounting Agreement(+)
              (iii) Form of Administration Agreement (+)
         (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP(+)
         (m) Not applicable
         (n) Consent of Independent Registered Public Accounting Firm(+)
         (o) Not applicable
         (p) Form of Initial Subscription Agreement(+)
         (q) Not applicable
         (r)  (i)   Code of Ethics of the Registrant and the Investment
                    Adviser (+)
              (ii)  Code of Ethics of the Sub-Adviser(+)
         (s) Power of Attorney (+)

-----------

         (+) To be filed by further amendment.

Item 26. Marketing Arrangements

         Reference is made to Exhibit 2(h) to this Registration Statement to be filed by further amendment.

Item 27. Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration
         Statement:

         NYSE listing fee                                        [  ]
         SEC Registration fees                                   [  ]
         Printing/engraving expenses                             [  ]
         Accounting fees                                         [  ]
         Legal fees                                              [  ]
         NASD fee                                                [  ]
         Miscellaneous                                           [  ]
                  Total                                          [  ]

Item 28. Persons Controlled by or Under Common Control with Registrant

         None

Item 29. Number of Holders of Securities

                                                                              NUMBER OF RECORD
                        TITLE OF CLASS                                  SHAREHOLDERS AS OF [ ], 2006
                        --------------                                  ----------------------------

         Common shares of beneficial interest, par value $0.01                       [ ]
         per share

Item 30. Indemnification

         [To come by further amendment]

Item 31. Business and Other Connections of the Investment Adviser and the Sub-Adviser

         The Investment Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-62515).

         The Sub-Adviser, a corporation organized under the laws of the state of Florida, acts as sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Sub-Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Sub-Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-10418).

Item 32.    Location of Accounts and Records

         The accounts and records of the Registrant are maintained in part at the offices of the Fund at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the offices of the Investment Adviser at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the offices of the Sub-Adviser at 880 Carillon Parkway, St. Petersburg, Florida 33617, in part at the offices of the Custodian, Transfer Agent and Dividend Disbursing Agent at The Bank of New York, 101 Barclay Street, New York, New York 10216.

Item 33.    Management Services

         Not applicable.

Item 34.    Undertakings

         1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.       Not applicable.

         3.       Not applicable.

         4.       Not applicable.

         5. Registrant undertakes that, for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

                  Registrant undertakes that, for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

         6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                   Signatures

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, State of Illinois, on the 10th day of March, 2006.

                                                 By:    /s/ Nicholas Dalmaso
                                                        -----------------------
                                                        Nicholas Dalmaso
                                                        Trustee

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 10th day of March, 2006.

Principal Executive and Financial
Officer:

/s/ Nicholas Dalmaso                       Trustee, President and
Nicholas Dalmaso                           Chief Legal and Executive Officer